UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22895

Capitol Series Trust

(Exact name of registrant as specified in charter)

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Zachary P. Richmond

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code:	513-587-3400

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2020

Item 1. Reports to Stockholders.

HEDEKER STRATEGIC APPRECIATION FUND
Institutional Shares – SAFFX

Annual Report
August 31, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting the Fund at (800) 657-4450 or, if you own these shares through a financial intermediary, you may contact your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting the Fund at (800) 657-4450. If you own shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this document to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex or at your financial intermediary.

Hedeker Wealth LLC
One Overlook Point, Suite 610
Lincolnshire, Illinois 60069
(800) 657-4450

Shareholder Letter (Unaudited)	August 31, 2020

Overview

Fiscal year 2020 was a uniquely difficult period to navigate through the markets. From the ongoing fight against Covid-19 to the renewed fervor for social justice reform, as well as the run-up to the 2020 Presidential election, this year was tumultuous. Gone are the days of only having to worry about the trade wars with China and the fallout from Brexit. Instead, yesteryear’s issues have been supplanted with concerns over a sustained economic recovery amidst record spikes in unemployment and jobless claims due to the pandemic. Despite all of the calamity, the overall market results have been encouraging. For the period of September 1, 2019 to August 31, 2020, the Hedeker Strategic Appreciation Fund (the “Fund”) returned 5.49% (net of fees). During the same period, the Fund’s benchmark, the Bloomberg Barclays U.S. Intermediate Government/Credit Index was up 5.95%.

Fiscal Year 2020

The three inputs that make up convertible securities valuations experienced a great deal of variance during fiscal year 2020. Volatility, as measured by the VIX (Chicago Board Options Exchange Volatility Index), ranged from 11.54 to as high as 82.69, its highest level since the index was created in 1990. Credit spreads, as measured by the Markit CDX High Yield Index, ranged from 275 bps to 871 bps, a fairly sizable spread. Interest rates also experienced a pronounced move, with the 10-year U.S. Treasury going from 1.94% in November 2019 to 0.50% in August 2020, the lowest level it has ever seen. Needless to say, convertible securities valuations fluctuated throughout the year. However, more important than valuations was the move in equity prices. While equity prices do not directly impact the theoretical valuation of a convertible bond, they do affect the actual price and movement of convertibles. During fiscal year 2020, the S&P 500® Index sold off nearly 34% from peak-to-trough, followed by a 58% recovery through August 31, 2020. Comparatively, the Fund sold off 22.4% from peak-to-trough, followed by a 28% recovery. Moves of such magnitude, in both directions in such a short time frame, are incredibly uncommon for equities and convertibles.

In response to these extraordinary circumstances, the Fed expanded its balance sheet to record levels in an effort to keep financial markets liquid and functioning. The Treasury Department did its part by helping to push through Congress the CARES Act stimulus package to deal with the economic fallout from the pandemic. Thus far, these actions have been exceedingly effective in supporting the economy, but it remains to be seen if further action will be necessary. The Fed remains committed to future accommodative policy, but the Treasury and Congress have yet to pass additional economic stimulus. Ultimately, the slowing and elimination of Covid-19 stands as the most important factor in a sustained economic recovery.

Historically, the Fund has invested in low delta convertible bonds in an effort to provide downside protection. However, the Adviser has determined that, in order to better participate in equity upside while targeting less downside participation, the Fund will increase its allocation to balanced, higher delta convertible securities. The change in portfolio construction will be subtle, but it will provide a greater probability of success in capturing the positive asymmetric profile of convertibles. Furthermore, a portfolio of balanced convertibles will generally provide higher current yields than equities and greater upside potential to bonds.

Conclusion

The events of 2020 have given us an opportunity to reflect on the best ways to achieve our goals. While the Fund’s final performance for fiscal year 2020 resulted in similar performance to its benchmark, the path there was a bumpy one. By refocusing the portfolio from low delta convertibles to higher delta, balanced convertibles, the Fund can achieve more consistent returns over time.

Ryan Casaquite
Portfolio Manager

Investors should carefully consider the investment objectives, risks, and charges and expenses of the fund before investing. The prospectus contains this and other information about the fund, and it should be read carefully before investing. Investors may obtain a copy of the prospectus by calling 800-657-4450.

Investing involves risk, including loss of principal. There is no guarantee that this, or any, investment strategy will be successful. A majority of the Fund’s assets will be invested in convertible securities that have credit ratings that are below investment grade or not rated. These “junk bonds” are considered speculative investments. Fixed income investments are affected by a number of risks, including fluctuation in interest rates, credit risk, and prepayment risk. In general, as prevailing interest rates rise, fixed income securities prices will fall. Some fixed income securities give the issuer the option to call, or redeem, the bonds before their maturity date. If an issuer “calls” its bonds during a time of declining interest rates, the Fund may have to invest the proceeds in an investment offering a lower yield. Convertible securities may be illiquid and difficult to value and may be subject to greater credit risk than other securities. Many of the convertible securities in which the Fund invests are issued by small or medium sized companies located in foreign and emerging markets. Investments in international markets present special risks including currency fluctuation, the potential for diplomatic and political instability, regulatory and liquidity risks, foreign taxation and differences in auditing and other financial standards. Risks of foreign investing are generally intensified for investments in emerging markets. Small and mid-cap investing involves greater risk not associated with investing in more established companies, such as greater price volatility, business risk, less liquidity and increased competitive threat.

Past performance does not guarantee future performance.

The Bloomberg Barclays Intermediate U.S. Government/Credit Index is a broad-based flagship benchmark that measures the non-securitized component of the Bloomberg Barclays U.S. Aggregate Index. The S&P 500® Index is a market capitalization weighted index that is widely used as a barometer of U.S. stock market performance. The Chicago Board Options Exchange Volatility Index (“the VIX”) reflects a market estimate of future volatility, based on the weighted average of the implied volatilities for a wide range of strikes. The Markit CDX High Yield Index is composed of 100 non-investment grade entities, distributed among 2 sub-indices: B, BB. You cannot invest directly in an index.

The Hedeker Strategic Appreciation Fund is distributed by Ultimus Fund Distributors, LLC.

Investment Results (Unaudited)

Average Annual Total Returns(a) as of August 31, 2020

	One Year	Since Inception (12/21/2016)	Expense Ratio(c)
Hedeker Strategic Appreciation Fund
Institutional Shares	5.49%	2.68%	1.42%
Bloomberg Barclays U.S. Intermediate Government/Credit Index(b)	5.95%	4.37%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on the Hedeker Strategic Appreciation Fund (the “Fund”) distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (800) 657-4450.

(a)	Return figures reflect any change in price per share and assume the reinvestment of all distributions.
(b)

The Bloomberg Barclays U.S. Intermediate Government/Credit Index (“Index”) is a broad-based flagship benchmark that measures the non-securitized component of the Bloomberg Barclays U.S. Aggregate Index. It includes investment grade, U.S. dollar-denominated, fixed-rate Treasuries, government-related and corporate securities. The returns of the Index do not reflect the deduction of fees and expenses, whereas the Fund returns are shown net of fees. An individual cannot invest directly in an index.

(c)

The expense ratio is from the Fund’s prospectus dated December 30, 2019. Hedeker Wealth LLC, the Fund’s investment adviser (the “Adviser”), has contractually agreed, until December 31, 2020, to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business; (v) dividend expenses on short sales; and (vi) indirect expenses such as acquired fund fees and expenses) do not exceed 1.75% of the Fund’s average daily net assets. (“Expense Limitation Agreement”). The Adviser is not expected to extend the Expense Limitation Agreement past December 31, 2020. During any fiscal year that the Investment Advisory Agreement between the Adviser and Capitol Series Trust (the “Trust”) is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement first occurred and provided further that such recoupment can be achieved within the Expense Limitation Agreement currently in effect and the Expense Limitation Agreement in place when the waiver/reimbursement occurred. The Expense Limitation may not be terminated by the Adviser prior to its expiration date, but the Board of Trustees (the “Board”) may terminate such agreement at any time. The Institutional Shares expense ratio does not correlate to the corresponding ratio of expenses to average net assets included in the financial highlights section of this report, which reflects the operating expenses of the Fund, but does not include acquired fund fees and expenses. Additional information pertaining to the Fund’s expense ratios as of August 31, 2020, can be found in the financial highlights.

The Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund and may be obtained by calling (800) 657-4450. Please read it carefully before investing.

The Fund is distributed by Ultimus Fund Distributors, LLC, member FINRA/SIPC.

Investment Results (Unaudited) (continued)

The chart above assumes an initial investment of $10,000 made on December 21, 2016 (commencement of operations) and held through August 31, 2020. THE FUND’S RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on the Fund’s distributions or the redemption of the Fund’s shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call (800) 657-4450. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC.

Portfolio Illustration (Unaudited) August 31, 2020

The following chart gives a visual breakdown of the Fund’s holdings as a percentage of net assets.

Availability of Portfolio Schedule (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov.

Hedeker Strategic Appreciation Fund
Schedule of Investments

August 31, 2020

	Principal Amount	Fair Value
CONVERTIBLE CORPORATE BONDS — 74.89%

Communications — 6.81%
Liberty Interactive LLC, 4.00%, 11/15/2029	$1,350,000	$999,000
Liberty Media Corp., 2.25%, 9/30/2046	2,000,000	960,415
Liberty Media Corp. - Liberty Formula One, 1.00%, 1/30/2023	1,000,000	1,230,112
Twitter, Inc., 1.00%, 9/15/2021	500,000	498,754
Twitter, Inc., 0.25%, 6/15/2024	500,000	540,099
		4,228,380
Consumer Discretionary — 2.13%
Carriage Services, Inc., 2.75%, 3/15/2021(a)	300,000	350,250
Quotient Technology, Inc., 1.75%, 12/1/2022	1,000,000	972,830
		1,323,080
Consumer Staples — 2.08%
Herbalife Nutrition Ltd., 2.63%, 3/15/2024	1,250,000	1,294,648

Financials — 9.89%
Apollo Commercial Real Estate Finance, Inc., 5.38%, 10/15/2023	500,000	433,656
Ares Capital Corp., 3.75%, 2/1/2022	1,000,000	1,015,000
Ares Capital Corp., 4.63%, 3/1/2024	750,000	774,375
New Mountain Finance Corp., 5.75%, 8/15/2023	1,000,000	997,550
Prospect Capital Corp., 4.95%, 7/15/2022	1,000,000	1,003,758
Prospect Capital Corp., 6.38%, 3/1/2025	1,000,000	1,005,000
Redwood Trust, Inc., 4.75%, 8/15/2023	1,000,000	914,722
		6,144,061
Health Care — 25.28%
Collegium Pharmaceutical, Inc., 2.63%, 2/15/2026	250,000	238,200
CONMED Corp., 2.63%, 2/1/2024	1,000,000	1,172,997
Exact Sciences Corp., 0.38%, 3/15/2027	1,000,000	1,001,875
Gossamer Bio, Inc., 5.00%, 6/1/2027	2,000,000	2,200,962
Illumina, Inc., 0.00%, 8/15/2023	500,000	560,000
Illumina, Inc., 0.50%, 6/15/2021	500,000	722,188
Insmed, Inc., 1.75%, 1/15/2025	1,000,000	1,013,942
Jazz Investments I Ltd., 1.88%, 8/15/2021	500,000	504,063
Jazz Investments I Ltd., 1.50%, 8/15/2024	500,000	497,825
Karyopharm Therapeutics, Inc., 3.00%, 10/15/2025	1,000,000	1,205,485
NeoGenomics, Inc., 1.25%, 5/1/2025	1,500,000	1,924,188
Pacira BioSciences, Inc., 2.38%, 4/1/2022	1,000,000	1,169,418
Repligen Corp., 0.38%, 7/15/2024	1,000,000	1,486,863
Retrophin, Inc., 2.50%, 9/15/2025	1,000,000	884,172
Vocera Communiciations, Inc., 1.50%, 5/15/2023	1,000,000	1,111,875
		15,694,053
Industrials — 1.75%
Mesa Laboratories, Inc., 1.38%, 8/15/2025	1,000,000	1,086,168

6	See accompanying notes which are an integral part of these financial statements.

Hedeker Strategic Appreciation Fund
Schedule of Investments (continued)

August 31, 2020

	Principal Amount	Fair Value
CONVERTIBLE CORPORATE BONDS — (continued)

Real Estate — 2.56%
Hannon Armstrong Sustainable Infrastructure, 4.13%, 9/1/2022	$1,000,000	$1,592,500

Technology — 24.39%
Akamai Technologies, Inc., 0.13%, 5/1/2025	1,500,000	2,006,139
Altair Engineering, Inc., 0.25%, 6/1/2024	1,000,000	1,111,835
Guidewire Software, Inc., 1.25%, 3/15/2025	1,000,000	1,194,709
II-VI, Inc., 0.25%, 9/1/2022	1,250,000	1,472,019
New Relic, Inc., 0.50%, 5/1/2023	1,000,000	971,022
Nuance Communications, Inc., 1.00%, 12/15/2035	1,000,000	1,344,350
Nutanix, Inc., 0.00%, 1/15/2023	1,000,000	988,945
Palo Alto Networks, Inc., 0.75%, 7/1/2023	1,000,000	1,163,290
Pure Storage, Inc., 0.13%, 4/15/2023	1,000,000	968,924
Q2 Holdings, Inc., 0.75%, 6/1/2026	1,000,000	1,277,585
Rapid7, Inc., 1.25%, 8/1/2023	1,000,000	1,632,999
Verint Systems, Inc., 1.50%, 6/1/2021	1,000,000	1,013,159
		15,144,976
Total Convertible Corporate Bonds (Cost $43,526,581)		46,507,866

	Shares
CONVERTIBLE PREFERRED STOCKS — 11.82%

Financials — 4.64%
Bank of America Corp., Series L, 7.25%	1,000	1,496,030
Wells Fargo & Co., Series L, 7.50%	1,000	1,380,500
		2,876,530
Industrials — 1.47%
Fortive Corp., Series A, 5.00%	1,000	913,660

Materials — 1.46%
International Flavors & Fragrances, Inc., 6.00%	20,000	908,000

Utilities — 4.25%
NextEra Energy, Inc., 4.87%	40,000	2,192,000
Southern Co. (The), Series 2019, 6.75%	10,000	450,000
		2,642,000
Total Convertible Preferred Stocks (Cost $7,203,923)		7,340,190

See accompanying notes which are an integral part of these financial statements.	7

Hedeker Strategic Appreciation Fund
Schedule of Investments (continued)

August 31, 2020

	Shares	Fair Value
MONEY MARKET FUNDS — 13.11%

Fidelity Investments Money Market Government Portfolio, Institutional Class, 0.05%(b)	8,143,574	$8,143,574
Total Money Market Funds (Cost $8,143,574)		8,143,574

Total Investments — 99.82% (Cost $58,874,078)		61,991,630

Other Assets in Excess of Liabilities — 0.18%		109,608

NET ASSETS — 100.00%		$62,101,238

(a)	Illiquid security. The total fair value of these securities as of August 31, 2020 was $350,250, representing 0.56% of net assets.
(b)	Rate disclosed is the seven day effective yield as of August 31, 2020.

8	See accompanying notes which are an integral part of these financial statements.

Hedeker Strategic Appreciation Fund
Statement of Assets and Liabilities

August 31, 2020

Assets
Investments in securities at fair value (cost $58,874,078)	$61,991,630
Receivable for fund shares sold	1,810,344
Dividends and interest receivable	289,801
Prepaid expenses	2,983
Total Assets	64,094,758
Liabilities
Payable for fund shares redeemed	1,905,417
Payable to Adviser	51,919
Payable to auditors	16,700
Payable to Administrator	9,828
Other accrued expenses	9,656
Total Liabilities	1,993,520
Net Assets	$62,101,238
Net Assets consist of:
Paid-in capital	63,117,830
Accumulated deficit	(1,016,592)
Net Assets	$62,101,238
Shares outstanding (unlimited number of shares authorized, no par value)	2,498,045
Net asset value, offering and redemption price per share	$24.86

See accompanying notes which are an integral part of these financial statements.	9

Hedeker Strategic Appreciation Fund
Statement of Operations

For the year ended August 31, 2020

Investment Income
Dividend income	$479,091
Interest income	1,600,236
Total investment income	2,079,327
Expenses
Adviser	608,670
Administration	61,014
Fund accounting	38,501
Legal	21,570
Audit and tax preparation	19,450
Trustee	14,297
Transfer agent	12,000
Report printing	10,387
Line of credit	10,355
Pricing	9,801
Custodian	6,757
Compliance services	6,000
Registration	4,878
Interest expense	396
Miscellaneous	27,024
Net operating expenses	851,100
Net investment income	1,228,227
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized loss on investment securities transactions	(610,245)
Net change in unrealized appreciation of investment securities	2,214,231
Net realized and change in unrealized gain on investments	1,603,986
Net increase in net assets resulting from operations	$2,832,213

10	See accompanying notes which are an integral part of these financial statements.

Hedeker Strategic Appreciation Fund
Statements of Changes in Net Assets

	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$1,228,227	$539,076
Net realized loss on investment securities transactions and foreign currency translations	(610,245)	(1,552,732)
Net change in unrealized appreciation (depreciation) of investment securities and foreign currency translations	2,214,231	(884,259)
Net increase (decrease) in net assets resulting from operations	2,832,213	(1,897,915)
Distributions to Shareholders from Earnings:
Institutional Shares	(2,031,689)	(1,776,026)
Total distributions	(2,031,689)	(1,776,026)
Capital Transactions - Institutional Shares
Proceeds from shares sold	9,916,880	11,103,161
Reinvestment of distributions	2,031,689	1,776,026
Amount paid for shares redeemed	(10,375,726)	(9,771,834)
Net increase in net assets resulting from capital transactions	1,572,843	3,107,353
Total Increase (Decrease) in Net Assets	2,373,367	(566,588)
Net Assets
Beginning of year	59,727,871	60,294,459
End of year	$62,101,238	$59,727,871
Share Transactions - Institutional Shares
Shares sold	405,778	454,058
Shares issued in reinvestment of distributions	86,552	73,503
Shares redeemed	(443,831)	(399,557)
Net increase in shares	48,499	128,004

See accompanying notes which are an integral part of these financial statements.	11

Hedeker Strategic Appreciation Fund - Institutional Shares

Financial Highlights

(For a share outstanding during each period)

	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019	For the Year Ended August 31, 2018	For the Period Ended August 31, 2017(a)
Net asset value, beginning of period	$24.38	$25.97	$25.47	$25.00

Investment operations:
Net investment income	0.48	0.23	0.41	0.07
Net realized and unrealized gain (loss) on investments	0.80	(1.08)	1.06	0.41
Total from investment operations	1.28	(0.85)	1.47	0.48

Distributions from:
Net investment income	(0.80)	(0.74)	(0.66)	(0.01)
Net realized gains	—	—	(0.31)	—
Total from distributions	(0.80)	(0.74)	(0.97)	(0.01)

Net asset value, end of period	$24.86	$24.38	$25.97	$25.47

Total Return(b)	5.49%	(3.23)%	5.94%	1.94	%(c)

Ratios/Supplemental Data:
Net assets, end of period (000 omitted)	$62,101	$59,728	$60,294	$50,621
Ratio of net expenses to average net assets	1.40%	1.41%	1.44%	1.56	%(d)
Ratio of net investment income to average net assets	2.02%	0.90%	1.55%	0.49	%(d)
Portfolio turnover rate	73%	121%	163%	113	%(c)

(a)	For the period December 21, 2016 (commencement of operations) to August 31, 2017.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(c)	Not annualized.
(d)	Annualized.

12	See accompanying notes which are an integral part of these financial statements.

Hedeker Strategic Appreciation Fund
Notes to the Financial Statements

August 31, 2020

NOTE 1. ORGANIZATION

The Hedeker Strategic Appreciation Fund (the “Fund”) was organized as a non-diversified series of Capitol Series Trust (the “Trust”) on December 15, 2016. The Fund subsequently became and now operates as a diversified series of the Trust. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated September 18, 2013 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board. The Fund’s investment adviser is Hedeker Wealth LLC (the “Adviser”). The investment objective of the Fund is to seek superior risk-adjusted returns over a market cycle.

The Fund currently offers one class of shares, Institutional Shares. The Fund commenced operations on December 21, 2016. Each share represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such dividends and distributions out of income belonging to the Fund as are declared by the Board.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Foreign Currency Translation – The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the unrealized gain or loss from investments.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

Hedeker Strategic Appreciation Fund
Notes to the Financial Statements (continued)

August 31, 2020

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned.

The Fund recognizes tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – Throughout the reporting period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, security transactions are accounted for on trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Discounts and premiums on fixed income securities are accreted or amortized over the life of the respective securities using the effective interest method. Withholding taxes on foreign dividends, if any, have been recorded for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

Hedeker Strategic Appreciation Fund
Notes to the Financial Statements (continued)

August 31, 2020

For the fiscal year ended August 31, 2020, the Fund made the following reclassifications to increase (decrease) the components of net assets:

Paid-In Capital	Accumulated Earnings (Deficit)
$(517)	$517

Restricted and Illiquid Securities – Restricted securities are any securities which are subject to restriction on resale under federal securities law, including commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of Rule 144A under the Securities Act of 1933 (“1933 Act”) and loan participations. Illiquid securities are those that may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the conversion to cash significantly changing the market value of the investment. The Fund will not invest greater than 15% of its net assets in illiquid securities. As of August 31, 2020, the Fund held illiquid securities representing 0.56% of net assets.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●

Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

Hedeker Strategic Appreciation Fund
Notes to the Financial Statements (continued)

August 31, 2020

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In computing the NAV of the Fund, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Board approved policies, the Fund relies on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities, including exchange-traded funds, exchange-traded notes, closed-end funds and preferred stocks, traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the pricing service of the funds and are generally categorized as Level 1 securities. Debt securities are valued using evaluated prices furnished by a pricing vendor selected by the Board and are generally classified as Level 2 securities.

In the event that market quotations are not readily available, the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or certain restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Trust’s Valuation Committee, based on recommendations from a pricing committee comprised of certain officers of the Trust, certain employees of the Fund’s administrator, and representatives of the Adviser (together the “Pricing Review Committee”). These securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

In accordance with the Trust’s Portfolio Valuation Procedures, the Pricing Review Committee, in making its recommendations with the Adviser’s participation, is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued pursuant to the Trust’s Fair Value Guidelines would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in accordance with the Trust’s Portfolio Valuation Procedures, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or other data calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2020:

Hedeker Strategic Appreciation Fund
Notes to the Financial Statements (continued)

August 31, 2020

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Convertible Corporate Bonds(a)	$—	$46,507,866	$—	$46,507,866
Convertible Preferred Stocks(a)	5,844,160	1,496,030	—	7,340,190
Money Market Funds	8,143,574	—	—	8,143,574
Total	$13,987,734	$48,003,896	$—	$61,991,630

(a)	Refer to Schedule of Investments for sector classifications.

The Fund did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Under the terms of the investment advisory agreement (the “Agreement”), the Adviser manages the Fund’s investments subject to approval of the Board. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the Fund’s average daily net assets. For the fiscal year ended August 31, 2020, the Adviser earned fees of $608,670 from the Fund. At August 31, 2020, the Fund owed the Adviser $51,919.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business; (v) dividend expenses on short sales; and (vi) indirect expenses such as acquired fund fees and expenses) and expenses) do not exceed 1.75% of the Fund’s Institutional Shares average daily net assets through December 31, 2020 (“Expense Limitation”). The Adviser is not expected to extend the Expense Limitation Agreement past December 31, 2020. During any fiscal year that the Agreement between the Adviser and the Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement took effect and provided further that such recoupment can be achieved within the Expense Limitation currently in effect and the Expense Limitation in place when the waiver/reimbursement occurred. This Expense Limitation may not be terminated by the Adviser prior to its expiration date, but the Board may terminate such agreement at any time. The Expense Limitation terminates automatically upon the termination of the Agreement with the Adviser. For the fiscal year ended August 31, 2020, the Adviser did not waive any fees in the Fund.

The Trust retains Ultimus Fund Solutions, LLC (the “Administrator”) to provide the Fund with administration, compliance, fund accounting and transfer agent services, including all regulatory reporting. For the fiscal year ended August 31, 2020, the Administrator earned fees of $61,014 for

Hedeker Strategic Appreciation Fund
Notes to the Financial Statements (continued)

August 31, 2020

administration services, $6,000 for compliance services, $38,501 for fund accounting services, and $12,000 for transfer agent services. At August 31, 2020, the Fund owed the Administrator $9,828 for such services.

The Board supervises the business activities of the Trust. Each Trustee serves as a Trustee for the lifetime of the Trust or until the earlier of his or her retirement as a Trustee at age 78 (which may be extended for up to two years in an emeritus non-voting capacity at the pleasure and request of the Board), or until he/she dies, resigns, or is removed, whichever is sooner. “Independent Trustees,” meaning those Trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (“1940 Act”), as amended, has received an annual retainer of $500 per Fund and $500 per Fund for each quarterly in-person Board meeting. Effective January 1, 2020, the annual retainer increased to $1,000 per Fund. In addition, each Independent Trustee may be compensated for preparation related to and participation in any special meetings of the Board and/or any Committee of the Board, with such compensation determined on a case-by-case basis based on the length and complexity of the meeting. The Trust also reimburses Trustees for out-of-pocket expense incurred in conjunction with attendance at Board meetings.

The officers and one trustee of the Trust are employees of the Administrator. Ultimus Fund Distributors, LLC (the “Distributor”) acts as the principal distributor of the Fund’s shares. The Distributor is a wholly-owned subsidiary of the Administrator.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the fiscal year ended August 31, 2020, purchases and sales of investment securities, other than short-term investments, were $40,333,014 and $38,877,376, respectively.

There were no purchases or sales of long-term U.S. government obligations during the fiscal year ended August 31, 2020.

NOTE 6. FEDERAL TAX INFORMATION

At August 31, 2020, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes was as follows:

Gross unrealized appreciation	$2,663,023
Gross unrealized depreciation	(604,443)
Net unrealized appreciation/(depreciation) on investments	$2,058,580
Tax cost of investments	$59,933,050

The tax character of distributions paid for the fiscal years ended August 31, 2020 and August 31, 2019 were as follows:

	2020	2019
Distributions paid from:
Ordinary income(a)	$2,031,689	$1,776,026
Total distributions paid	$2,031,689	$1,776,026

18

Hedeker Strategic Appreciation Fund
Notes to the Financial Statements (continued)

August 31, 2020

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At August 31, 2020, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$632,839
Accumulated capital and other losses	(3,708,011)
Unrealized appreciation on investments(a)	2,058,580
Total accumulated deficit	$(1,016,592)

(a)	The difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to interest accruals on complex securities and deemed dividends from convertible bonds.

As of August 31, 2020, the Fund had available for tax purposes unused capital loss carryforwards of $3,708,011 long-term capital losses with no expiration, which is available to offset against future taxable net capital gains. To the extent that these carryforwards are used to offset future gains, it is probable that the amount offset will not be distributed to shareholders.

NOTE 7. LINE OF CREDIT

During the prior fiscal year ended August 31, 2019, the Trust, on behalf of the Fund, entered into in a short-term credit agreement (“Line of Credit”) with Huntington National Bank (“Huntington”), expiring on March 15, 2020. Under the terms of the agreement, the Fund could borrow up to the lesser of 30% of the Fund’s daily market value or $10 million at an interest rate equal to the London Interbank Offered Rate (“LIBOR”) plus 137.50 basis points. Effective August 12, 2019, the Line of Credit was closed and any remaining fees related to the Line of Credit were expensed in the fiscal year ended August 31, 2020.

NOTE 8. SECTOR RISK

If the Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of August 31, 2020, the Fund had 25.28% of the value of its net assets invested in stocks within the Health Care sector.

NOTE 9. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

19

Hedeker Strategic Appreciation Fund
Notes to the Financial Statements (continued)

August 31, 2020

NOTE 10. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure, other than the item below.

On October 22, 2020, the Board approved the liquidation of the Fund as being in the best interest of the Fund and its shareholders. It is anticipated that all outstanding shares of the Fund will be redeemed and will discontinue all operations on or about December 9, 2020. Shares of the Fund are no longer available for purchase as of the close of business on October 27, 2020.

NOTE 11. LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

The Fund has adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The Program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources. The Board approved the appointment of the Liquidity Administrator Committee, comprising certain Trust officers and employees of the Adviser. The Liquidity Administrator Committee maintains Program oversight and reports to the Board on at least an annual basis regarding the Program’s operational effectiveness through a written report (the “Report”). The Program’s initial Report, which was presented to the Board for consideration at its meeting held on September 8, 2020, outlined the operation of the Program and the adequacy and effectiveness of the Program’s implementation. During the review period, the Fund did not experience unusual stress or disruption to its operations related to purchase and redemption activity. Also, during the review period the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. The Report concluded that the Program is reasonably designed to prevent violation of the Liquidity Rule and has been effectively implemented.

20

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Trustees of Hedeker Strategic Appreciation Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Hedeker Strategic Appreciation Fund (the “Fund”) (one of the funds constituting Capitol Series Trust (the “Trust”)), including the schedule of investments, as of August 31, 2020, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended and the period from December 21, 2016 (commencement of operations) through August 31, 2017 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Capitol Series Trust) at August 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the three years in the period then ended and the period from December 21, 2016 (commencement of operations) through August 31, 2017, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2020, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Capitol Series Trust investment companies since 2017.

Cincinnati, Ohio
October 27, 2020

21

Summary of Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2020 through August 31, 2020.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

		Beginning Account Value March 1, 2020	Ending Account Value August 31, 2020	Expenses Paid During Period(a)	Annualized Expense Ratio
Hedeker Strategic Appreciation Fund
Institutional Shares	Actual	$ 1,000.00	$ 1,048.90	$ 7.11	1.38%

	Hypothetical(b)	$ 1,000.00	$ 1,018.20	$ 7.00	1.38%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

(b)	Hypothetical assumes a 5% return before expenses.

22

Additional Federal Income Tax Information (Unaudited)

The Form 1099-DIV you receive in January 2021 will show the tax status of all distributions paid to your account in calendar year 2020. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the dividends received deduction for corporations.

Qualified Dividend Income. The Fund designates approximately 13% or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for a reduced tax rate.

Qualified Business Income. The Fund designates approximately 0% of its ordinary income dividends, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified business income.

Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s calendar year 2020 ordinary income dividends, 13% qualifies for the corporate dividends received deduction.

23

Trustees and Officers (Unaudited)

The Board supervises the business activities of the Trust and is responsible for protecting the interests of shareholders. The Chairman of the Board is Walter B. Grimm, who is an Independent Trustee of the Trust.

Each Trustee serves as a Trustee for the lifetime of the Trust or until the earlier of his or her retirement as a Trustee at age 78, death, resignation or removal. Officers are re-elected annually by the Board. The address of each Trustee and officer is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

As of the date of this report, the Trustees oversee the operations of 14 series.

Interested Trustee Background. The following table provides information regarding the Interested Trustee.

Name, (Age), Position with Trust, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Robert G. Dorsey* Birth Year: 1957 TRUSTEE Began Serving: March 2017

Principal Occupation(s): Vice Chairman of Ultimus Fund Solutions, LLC and its subsidiaries, except as otherwise noted for the FINRA-regulated broker-dealer entities (February 2019 to present); Interested Trustee of Ultimus Managers Trust (February 2012 to present).

Previous Position(s): Managing Director and Co-Chief Executive Officer of Ultimus Fund Solutions, LLC (1999 to February 2019); President of Ultimus Fund Distributors, LLC (1999 to 2018); President of Ultimus Managers Trust (February 2012 to October 2013).

*

Mr. Dorsey is considered an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act because of his relationship with the Trust’s administrator, transfer agent, and distributors.

Independent Trustee Background. The following table provides information regarding the Independent Trustees.

Name, (Age), Position with Trust, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
John C. Davis Birth Year: 1952 TRUSTEE Began Serving: July 2018

Previous Position(s): Retired Partner of PricewaterhouseCoopers LLP (1974-2010); Consultant, Board of Trustees of Ultimus Managers Trust (2016 to 2019) and Former Trustee of Ultimus Managers Trust (2012 to 2016).

24

Trustees and Officers (Unaudited) (continued)

Name, (Age), Position with Trust, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Walter B. Grimm Birth Year: 1945 TRUSTEE AND CHAIR Began Serving: November 2013	Principal Occupations(s): President, Leigh Management Group, LLC (consulting firm) (October 2005 to present); and President, Leigh Investments, Inc. (1988 to present).
Lori Kaiser Birth Year: 1963 TRUSTEE Began Serving: July 2018	Principal Occupations(s): Founder and CEO, Kaiser Consulting since 1992.
Janet Smith Meeks Birth Year: 1955 TRUSTEE Began Serving: July 2018

Principal Occupations(s): Co-Founder and CEO, Healthcare Alignment Advisors, LLC (consulting company) since August 2015.

Previous Position(s): President and Chief Operating Officer, Mount Carmel St. Ann’s Hospital (2006 to 2015).

Mary M. Morrow Birth Year: 1958 TRUSTEE Began Serving: November 2013

Principal Occupations(s): Chief Operating Officer, Dignity Health Managed Services Organization (October 2018 to present).

Previous Position(s): Consultant (managed care services) (April 2018 to September 2018); Chief Operating Officer, Pennsylvania Health and Wellness (fully owned subsidiary of Centene Corporation) (November 2016 to April 2018); Vice President, Strategic Initiatives, Gateway Heath (January 2015 to November 2016); Consulting Practice Manager, DST Health Solutions (August 2010 to January 2015).

25

Trustees and Officers (Unaudited) (continued)

Officers. The following table provides information regarding the Officers.

Name, (Age), Position with Trust, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Matthew J. Miller Birth Year: 1976 PRESIDENT and CHIEF EXECUTIVE OFFICER Began Serving: September 2013 (as VP); September 2018 (as President)

Principal Occupation(s): Assistant Vice President, Relationship Management, Ultimus Fund Solutions, LLC (December 2015 to present); Vice President, Valued Advisers Trust (December 2011 to present).

Previous Position(s): Vice President, Relationship Management, Huntington Asset Services, Inc. (n/k/a Ultimus Asset Services, LLC) (2008 to December 2015).

Zachary P. Richmond Birth Year: 1980 TREASURER AND CHIEF FINANCIAL OFFICER Began Serving: August 2014

Principal Occupation(s): Vice President, Director of Financial Administration for Ultimus Fund Solutions, LLC (February 2019 to present).

Previous Position(s): Assistant Vice President, Associate Director of Financial Administration for Ultimus Fund Solutions, LLC (December 2015 to February 2019); Manager, Fund Administration, Huntington Asset Services, Inc. (January 2011 to December 2015).

Martin R. Dean Birth Year: 1963 CHIEF COMPLIANCE OFFICER Began Serving: May 2019

Principal Occupation(s): Senior Vice President, Head of Fund Compliance, Ultimus Fund Solutions, LLC (since January 2016), Chief Compliance Officer, First Western Funds Trust (since April 2016); Chief Compliance Officer, Cross Shore Discovery Fund (since June 2016);Chief Compliance Officer, FSI Low Beta Absolute Return Fund (since November 2016); Chief Compliance Officer, Peachtree Alternative Strategies Fund (since January 2017); and Chief Compliance Officer, Dupree Mutual Funds (since August 2017).

Previous Position(s): Interim Chief Compliance Officer, Valued Advisers Trust (May 2019 to March 2020); Chief Compliance Officer, Fenimore Asset Management Trust (May 2019 to February 2020); and Senior Vice President and Compliance Group Manager, Huntington Asset Services, Inc. (July 2013 to December 2015).

26

Trustees and Officers (Unaudited) (continued)

Name, (Age), Position with Trust, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Matthew J. Beck Birth Year: 1988 SECRETARY Began Serving: September 2018

Principal Occupation(s): Senior Attorney, Ultimus Fund Solutions, LLC (since May 2018) and Secretary, Ultimus Managers Trust (since July 2018).

Previous Position(s): Chief Compliance Officer, OBP Capital, LLC (May 2015 to May 2018); Secretary, Aspiration Funds (March 2015 to May 2018); Secretary, Starboard Investment Trust (September 2014 to May 2018); Secretary, Leeward Investment Trust (September 2014 to May 2018); Secretary, Hillman Capital Management Investment Trust (September 2014 to May 2018); Secretary, Spinnaker ETF Series (September 2014 to May 2018); Vice President and General Counsel, The Nottingham Company (July 2014 to May 2018).

27

FACTS	WHAT DOES HEDEKER STRATEGIC APPRECIATION FUND (THE “FUND”) DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■ Social Security number

■ account balances and account transactions

■ transaction or loss history and purchase history

■ checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes
For our marketing purposes— to offer our products and services to you	No
For joint marketing with other financial companies	No
For our affiliates’ everyday business purposes— information about your transactions and experiences	No
For our affiliates’ everyday business purposes— information about your creditworthiness	No
For nonaffiliates to market to you	No

Questions?	Call (800) 657-4450

28

Who we are
Who is providing this notice?	Hedeker Strategic Appreciation Fund Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does the Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Fund collect my personal information?

We collect your personal information, for example, when you

■ open an account or deposit money

■ buy securities from us or sell securities to us

■ make deposits or withdrawals from your account or provide account information

■ give us your account information

■ make a wire transfer

■ tell us who receives the money

■ tell us where to send the money

■ show your government-issued ID

■ show your driver’s license

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■ sharing for affiliates’ everyday business purposes — information about your creditworthiness

■ affiliates from using your information to market to you

■ sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Hedeker Wealth LLC, the investment adviser to the Fund, could be deemed to be an affiliate.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ The Fund does not share your personal information with nonaffiliates so they can market to you
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The Fund doesn’t jointly market.

29

OTHER INFORMATION

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the trustees and is available without charge, upon request. You may call toll-free at (800) 657-4450 to request a copy of the SAI or to make shareholder inquiries.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (800) 657-4450 and (2) in Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Walter B. Grimm, Chairman

John C. Davis

Robert G. Dorsey

Lori Kaiser

Janet Smith Meeks

Mary M. Morrow

OFFICERS

Matthew J. Miller, Chief Executive Officer and President

Zachary P. Richmond, Chief Financial Officer and Treasurer

Martin R. Dean, Chief Compliance Officer

Matthew J. Beck, Secretary

INVESTMENT ADVISER

Hedeker Wealth LLC

One Overlook Point, Suite 610

Lincolnshire, IL 60069

DISTRIBUTOR

Ultimus Fund Distributors, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

221 East 4th Street, Suite 2900

Cincinnati, OH 45202

LEGAL COUNSEL

Bernstein Shur

100 Middle Street, 6th Floor

Portland, ME 04104

CUSTODIAN

Huntington National Bank

41 South High Street

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC

Member FINRA/SIPC

Preserver Alternative Opportunities Fund
Institutional Shares – PAOIX

Annual Report
August 31, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting the Fund at (844) 838-2119 or, if you own these shares through a financial intermediary, you may contact your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting the Fund at (844) 838-2119. If you own shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this document to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex or at your financial intermediary

Preserver Partners, LLC
425 Madison Avenue
Memphis, Tennessee 38103
(844) 838-2119 or (901) 755-4737

Dear Fellow Shareholders,

We are pleased to present the Annual Report for the Preserver Alternative Opportunities Fund (“Fund” or “PAOIX”). For the period September 1, 2019 through August 31, 2020, the Fund returned 11.46%. These returns outperformed the Fund’s primary benchmark, the Wilshire Liquid Alternative Index, which returned 1.25% during same period. For the three months ended August 31, 2020, PAOIX returned 9.44%. These returns exceeded Wilshire Liquid Alternative Index return of 4.04% for the three months ended August 31, 2020.

The Fund’s outperformance over the last year, compared to the benchmark’s return, was largely driven by its strong equity and fixed income returns in three of the last four quarters. The Fund has rebounded from the pandemic-induced selloff in the first quarter 2020. Global equities were down 34% from the early February high (in a month). It was both the fastest bear market and fastest recovery in history. While global credit markets were challenged with wider yield spreads and illiquidity during the sell-off, investment grade and high yield bond markets have recovered all of March’s double-digit losses.

The current equity and credit rallies are somewhat unloved by institutional investors because of their speed, breadth and the perception that they are seemingly untethered to economic realities. Riskier assets have rallied despite dismal economic data and U.S. Covid-19 cases rising to over six million as of September 8, 2020. Unemployment has remained high as many job losses are becoming permanent. Retail sales and Gross Domestic Product remain below pre-pandemic levels. The most logical rationale for this dichotomy is that massive monetary policy actions have kept markets open, functioning and liquid. The multiple rounds of fiscal stimulus have blunted the negative economic impact of Covid-19 by keeping millions of businesses open and providing funds directly to displaced workers. In the absence of widespread Covid-19 lockdowns, the worst of the economic damage may be over, although the recovery will be tied to progress fighting the virus and future government actions. It is likely that future economic growth will be positive from re-openings and strengthening of consumer, industrial and commercial demand.

As of August 31, 2020, the Fund’s current asset allocation is 54% Global Equities, 28% Fixed Income, 8% Preferred Stock, 3% in other securities, and 7% in Cash. The Fund held ninety-one positions including domestic and international equities, Treasury and corporate bonds, collateralized mortgage obligations (CMO), asset-backed bonds, preferred stocks, exchange-traded funds, structured notes, a closed-end fund, and a private fund comprised of equity tranches of collateralized loan obligations (CLO) warehouse facilities. The largest equity holding is NextEra Energy (NEE) and the largest fixed income holding is a short-term U.S. Treasury. The Fund’s subsidized 30 day yield as of August 31, 2020 is 1.29%. We are finding limited opportunities in cyclical and value-oriented equities and structured credit markets including non-agency mortgage-backed and asset-backed securities, which have been slower to rebound relative to equities and corporate credit. These markets are less liquid, more esoteric and are not receiving direct Federal Reserve support.

Your long-term investment horizon and confidence in our investment philosophy is essential to the execution of our strategy. We appreciate your continued support.

Sincerely,

Floyd Tyler, Ph.D., CFA
Portfolio Manager

1

Investment Results (Unaudited)

Average Annual Total Returns(a) as of August 31, 2020

	One Year	Three Year	Since Inception (3/1/16)
Preserver Alternative Opportunities Fund
Institutional Shares	11.46%	6.04%	8.08%
Wilshire Liquid Alternative Index (b)	1.25%	1.19%	2.37%

Expense Ratios(c)
Institutional Shares
Gross	1.78%
With Applicable Waivers	1.47%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Preserver Alternative Opportunities Fund (the “Fund”) distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (844) 838-2119.

(a) Average annual total returns reflect any change in price per share and assume the reinvestment of all distributions. The Fund’s returns reflect any fee waivers during the applicable period. If such fee waivers had not occurred, the quoted performance would have been lower.

(b) This table compares the Fund’s average annual total returns for the referenced periods to those of Wilshire Liquid Alternative Index. The Wilshire Liquid Alternative Index measures the collective performance of the five Wilshire Liquid Alternative Strategies that make up the Wilshire Liquid Alternative Universe. The Wilshire Liquid Alternative Index is designed to provide a broad measure of the Liquid Alternative Global Macro Index, Wilshire Liquid Alternative Relative Value Index, Wilshire Liquid Alternative Multi-Strategy Index, and Wilshire Liquid Alternative Event Driven Index. The index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. Individuals cannot invest directly in the index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

2

Investment Results (Unaudited) (continued)

(c) The expense ratios are from the Fund’s Prospectus dated December 30, 2019. Preserver Partners, LLC, the Fund’s investment adviser (the “Adviser”) has contractually agreed, through December 31, 2020, to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business; (v) dividend expenses on short sales; and (vi) indirect expenses such as acquired fund fees and expenses) do not exceed 1.35% of the Fund’s average daily net assets through December 31, 2020 (“Expense Limitation Agreement”). During any fiscal year that the Investment Advisory Agreement between the Adviser and Capitol Series Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement first occurred and provided further that such recoupment can be achieved within the Expense Limitation Agreement currently in effect and the Expense Limitation Agreement in place when the waiver/reimbursement occurred. This Expense Limitation Agreement may not be terminated by the Adviser prior to its expiration date, but the Board of Trustees may terminate such agreement at any time. The Expense Limitation Agreement terminates automatically upon the termination of the Investment Advisory Agreement with the Adviser. Additional information pertaining to the Fund’s expense ratios as of August 31, 2020, can be found in the financial highlights.

The Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund and may be obtained by calling (844) 838-2119. Please read it carefully before investing.

The Fund is distributed by Ultimus Fund Distributors, LLC, member FINRA/SIPC.

3

Investment Results (Unaudited) (continued)

Comparison of the Growth of a $10,000 Investment in the Preserver Alternative
Opportunities Fund - Institutional Shares and the Wilshire Liquid Alternative Index

The chart above assumes an initial investment of $10,000 made on March 1, 2016 (commencement of operations) and held through August 31, 2020. THE FUND’S RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on the Fund’s distributions or the redemption of the Fund’s shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call (844) 838-2119. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund and should be read carefully before investing.

The Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC.

4

Portfolio Illustration (Unaudited)

August 31, 2020

The following chart gives a visual breakdown of the Fund’s holdings as a percentage of net assets.

Availability of Portfolio Schedule (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov.

5

Preserver Alternative Opportunities Fund
Schedule of Investments

August 31, 2020

	Shares	Fair Value
COMMON STOCKS — 47.97%

Australia — 1.04%
Consumer Discretionary — 1.04%
Aristocrat Leisure Ltd.	12,000	$251,080

Bermuda — 1.18%
Financials — 1.18%
Essent Group Ltd.	8,000	285,600

Canada — 0.96%
Real Estate — 0.96%
NorthWest Healthcare Properties REIT	25,555	231,579

France — 1.53%
Industrials — 1.53%
Schneider Electric SE	3,000	371,331

Japan — 1.80%
Communications — 1.80%
SoftBank Group Corp.	7,000	436,091

Switzerland — 1.07%
Technology — 1.07%
Garmin Ltd.	2,500	259,025

United Kingdom — 1.82%
Technology — 1.82%
IHS Markit Ltd.	5,500	439,561

United States — 38.57%
Consumer Discretionary — 4.18%
Fortune Brands Home & Security, Inc.	3,500	294,280
Home Depot, Inc./The	1,000	285,040
Taylor Morrison Home Corp.(a)	8,000	188,240
Tiffany & Co.	2,000	245,000
		1,012,560
Consumer Staples — 2.09%
Coca-Cola Co./The	5,000	247,650
Constellation Brands, Inc., Class A	1,400	258,272
		505,922
Financials — 0.93%
First Republic Bank	2,000	225,820

6	See accompanying notes which are an integral part of these financial statements.

Preserver Alternative Opportunities Fund
Schedule of Investments (continued)

August 31, 2020

	Shares	Fair Value
COMMON STOCKS — (continued)

Health Care — 4.54%
AbbVie, Inc.	3,000	$287,310
Danaher Corp.	1,500	309,705
Stryker Corp.	1,100	217,976
West Pharmaceutical Services, Inc.	1,000	283,960
		1,098,951
Industrials — 4.72%
Carrier Global Corp.	10,000	298,500
FedEx Corp.	1,500	329,760
Honeywell International, Inc.	1,600	264,880
Otis Worldwide Corp.	4,000	251,600
		1,144,740
Materials — 1.21%
Air Products & Chemicals, Inc.	1,000	292,260

Real Estate — 4.12%
Equinix, Inc.(b)	500	394,890
Prologis, Inc.(b)	3,000	305,580
Sun Communities, Inc.	2,000	298,160
		998,630
Technology — 14.47%
Adobe Systems, Inc.(a)	800	410,712
CoStar Group, Inc.(a)	260	220,636
Global Payments, Inc.	1,500	264,930
MasterCard, Inc., Class A	1,000	358,190
Microsoft Corp.(b)	2,000	451,060
Moody’s Corp.(b)	1,000	294,640
Motorola Solutions, Inc.	2,000	309,500
MSCI, Inc.	700	261,289
Palo Alto Networks, Inc.(a)	1,000	257,410
S&P Global, Inc.	1,000	366,421
Varonis Systems, Inc.(a)	2,500	308,825
		3,503,613
Utilities — 2.31%
NextEra Energy, Inc.	2,000	558,340
Total United States		9,340,836

Total Common Stocks (Cost $9,090,688)		11,615,103

See accompanying notes which are an integral part of these financial statements.	7

Preserver Alternative Opportunities Fund
Schedule of Investments (continued)

August 31, 2020

	Shares	Fair Value
PREFERRED STOCKS — 8.12%

United States — 8.12%
Financials — 4.48%
Capital One Financial Corp., Series J, 4.80%	12,000	$291,240
Citigroup, Inc., Series J, 7.13%	5,000	142,900
Invesco Mortgage Capital, Inc., Series A, 7.75%	15,000	323,700
New York Mortgage Trust, Inc., Series C, 7.88%	15,593	329,792
		1,087,632
Real Estate — 2.38%
Annaly Capital Management, Inc., Series D, 7.50%	10,000	250,800
Colony Capital, Inc., Series I, 7.15%	15,100	325,254
		576,054
Utilities — 1.26%
CenterPoint Energy, Inc., Series B, 7.00%	8,100	304,155
Total Preferred Stocks (Cost $1,767,690)		1,967,841

EXCHANGE-TRADED FUNDS — 5.51%
Amplify BlackSwan Growth & Treasury Core ETF	7,000	227,290
iShares MSCI Europe Small-Cap ETF	4,500	237,610
iShares MSCI Eurozone ETF	7,000	275,730
SPDR Bloomberg Barclays Convertible Securities ETF	5,000	354,100
SPDR Gold Shares ETF(a)	1,300	240,279
Total Exchange-Traded Funds (Cost $1,214,483)		1,335,009

PRIVATE INVESTMENT FUNDS — 3.09%
Palmer Square Senior Loan Fund(c)(d)	800,000	748,485
Total Private Investment Funds (Cost $800,000)		748,485

CLOSED END FUNDS — 1.58%
AllianzGI Convertible & Income Fund II	45,500	198,380
Western Asset Mortgage Opportunity Fund, Inc.	14,000	183,540
Total Closed End Funds (Cost $469,270)		381,920

8	See accompanying notes which are an integral part of these financial statements.

Preserver Alternative Opportunities Fund
Schedule of Investments (continued)

August 31, 2020

	Principal Amount	Fair Value
CORPORATE BONDS — 15.24%

Netherlands — 1.35%
Health Care — 1.35%
Teva Pharmaceutical Finance Netherlands III BV, 6.75%, 3/1/2028	$300,000	$327,548

United Kingdom — 0.97%
Financials — 0.97%
Barclays Bank PLC, MTN, 0.00%, 10/31/2024(e)	100,000	95,450
Barclays Bank PLC, MTN, 0.00%, 1/31/2030(e)	150,000	139,065
Total United Kingdom		234,515

United States — 13.45%
Communications — 0.87%
CenturyLink, Inc., Series D, 7.20%, 12/1/2025	200,000	211,229

Consumer Discretionary — 2.35%
International Game Technology PLC, 5.35%, 10/15/2023	120,000	120,900
L Brands, Inc., 5.25%, 2/1/2028	200,000	192,443
Levi Strauss & Co., 5.00%, 5/1/2025	250,000	256,536
		569,879
Financials — 7.82%
Bank of America Corp., MTN, 2.33%, 10/1/2021	250,000	250,399
Bank of America Corp., Series FF, 5.88%, Perpetual	250,000	275,054
BofA Finance LLC, MTN, 7.30%, 12/19/2025	200,000	183,520
Citibank NA, 2.13%, 10/20/2020	200,000	200,262
Citigroup, Inc., Series M, 6.30%, Perpetual(e)	220,000	235,807
GS Finance Corp., MTN, 0.00%, 11/7/2025(e)	100,000	96,409
PNC Bank NA, 4.05%, 7/26/2028	250,000	295,991
Stifel Financial Corp., 4.25%, 7/18/2024	200,000	221,780
Toronto-Dominion Bank/The, MTN, 0.00%, 1/22/2027	150,000	134,895
		1,894,117
Health Care — 0.45%
Tenet Healthcare Corp., 8.13%, 4/1/2022	100,000	108,075

Industrials — 0.93%
Timken Co./The, 3.88%, 9/1/2024	100,000	106,193
Triumph Group, Inc., 5.25%, 6/1/2022	150,000	117,527
		223,720
Real Estate — 0.39%
Senior Housing Properties Trust, 4.75%, 5/1/2024	100,000	95,656

See accompanying notes which are an integral part of these financial statements.	9

Preserver Alternative Opportunities Fund
Schedule of Investments (continued)

August 31, 2020

	Principal Amount	Fair Value
CORPORATE BONDS — (continued)

Utilities — 0.11%
Ferrellgas Partners LP, 8.63%, 6/15/2020	$100,000	$26,861
Total United States		3,257,200

Total Corporate Bonds (Cost $3,641,932)		3,691,600

U.S. TREASURY OBLIGATIONS — 10.34%
United States Treasury Inflation Indexed Bonds, 0.13%, 4/15/2025(f)	240,000	257,701
United States Treasury Inflation Indexed Bonds, 0.38%, 7/15/2025(f)	200,000	238,359
United States Treasury Inflation Indexed Bonds, 2.00%, 1/15/2026(f)	167,000	258,287
United States Treasury Inflation Indexed Bonds, 0.88%, 2/15/2047(f)	178,000	253,486
United States Treasury Notes, 1.13%, 2/28/2021	850,000	854,093
United States Treasury Notes, 1.63%, 2/15/2026	600,000	642,188
Total U.S. Treasury Obligations (Cost $2,379,062)		2,504,114

COLLATERALIZED MORTGAGE OBLIGATIONS — 2.04%
Banc of America Mortgage Securities, Inc., Series 2004-K, Class B3, 4.47%, 12/25/2034(e)	20,403	21,164
Countrywide Alternative Loan Trust, Series 2003-J2, Class A1, 6.00%, 10/25/2033	42,090	42,964
Countrywide Home Loans Mortgage Pass Through Trust, Series 2004-HYB9, Class 1A1, 3.63%, 2/20/2035(e)	21,188	21,048
GSR Mortgage Loan Trust, Series 2005-5F, Class 8A3, 0.68%, 6/25/2035 (1MO LIBOR + 50bps)(e)	12,860	12,050
HarborView Mortgage Loan Trust, Series 2004-07, Class 2A1, 3.80%, 11/19/2034(e)	86,144	85,637
Impac CMB Trust, Series 2005-08, Class 2B, 2.43%, 2/25/2036 (1MO LIBOR + 225bps)(e)	118,118	113,480
Residential Asset Mortgage Products, Inc., Series 2001-RS2, Class MII2, 1.60%, 6/25/2031 (1MO LIBOR + 142.5bps)(e)	199,758	198,740
Total Collateralized Mortgage Obligations (Cost $469,840)		495,083

CONVERTIBLE CORPORATE BONDS — 0.53%

Industrials — 0.53%
Atlas Air Worldwide Holdings, Inc., 2.25%, 6/1/2022	120,000	127,663
Total Convertible Corporate Bonds (Cost $114,580)		127,663

10	See accompanying notes which are an integral part of these financial statements.

Preserver Alternative Opportunities Fund
Schedule of Investments (continued)

August 31, 2020

	Shares	Fair Value
MONEY MARKET FUNDS — 3.18%
Federated Hermes Government Obligations Fund, Institutional Class, 0.01%(g)	771,174	$771,174
Total Money Market Funds (Cost $771,174)		771,174

Total Investments — 97.60% (Cost $20,718,719)		23,637,992

Other Assets in Excess of Liabilities — 2.40%		582,693

NET ASSETS — 100.00%		$24,220,685

(a)	Non-income producing security.
(b)	All or a portion of the security is held as collateral for unsettled security transactions and securities sold short.
(c)

Illiquid security. The total fair value of these securities as of August 31, 2020 was $748,485, representing 3.09% of net assets. Redemption requires 30 days notice prior to the end of each calendar quarter, subject to the liquidity of the underlying holdings.

(d)	Security is currently being valued according to the fair value procedures approved by the Board of Trustees.
(e)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of August 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(f)	Principal amount of security is adjusted periodically based on changes in the Consumer Price Index.
(g)	Rate disclosed is the seven day effective yield as of August 31, 2020.

ETF – Exchange-Traded Fund

MTN – Medium Term Note

REIT – Real Estate Investment Trust

SPDR – Standard & Poor’s Depositary Receipt

See accompanying notes which are an integral part of these financial statements.	11

Preserver Alternative Opportunities Fund
Schedule of Securities Sold Short

August 31, 2020

	Shares	Fair Value
Exchange-Traded Funds - Short — (1.03%)
Invesco DB US Dollar Index Bullish Fund	(10,000)	$(249,000)
Total Exchange-Traded Funds - Short (Proceeds Received $260,362)		$(249,000)

12	See accompanying notes which are an integral part of these financial statements.

Preserver Alternative Opportunities Fund
Statement of Assets and Liabilities

August 31, 2020

Assets
Investments in securities at fair value (cost $20,718,719)	$23,637,992
Cash held at broker for option contract and securities sold short transactions	784,885
Receivable for fund shares sold	1,592
Dividends and interest receivable	73,036
Tax reclaims receivable	8,647
Prepaid expenses	6,839
Total Assets	24,512,991
Liabilities
Investments in securities sold short at fair value (proceeds received $260,362)	249,000
Payable for fund shares redeemed	655
Payable to Adviser	8,333
Payable to Administrator	5,916
Payable to auditors	17,700
Other accrued expenses	10,702
Total Liabilities	292,306
Net Assets	$24,220,685
Net Assets consist of:
Paid-in capital	20,185,951
Accumulated earnings	4,034,734
Net Assets	$24,220,685
Institutional Shares:
Net Assets	$24,220,685
Shares outstanding	1,898,974
Net asset value, offering and redemption price per share(a)	$12.75

(a)	A 2.00% redemption fee is imposed upon shares redeemed within 60 calendar days of their purchase.

See accompanying notes which are an integral part of these financial statements.	13

Preserver Alternative Opportunities Fund
Statement of Operations

For the year ended August 31, 2020

Investment Income
Dividend income (net of foreign taxes withheld of $7,882)	$179,222
Interest income	317,042
Total investment income	496,264
Expenses
Adviser	165,742
Audit and tax preparation	25,450
Administration	23,333
Fund accounting	23,333
Legal	22,637
Trustee	14,797
Transfer agent	13,334
Registration	13,254
Pricing	12,580
Printing	12,072
Custodian	6,011
Compliance services	6,000
Interest	495
Miscellaneous	37,327
Total expenses	376,365
Fees contractually waived by Adviser	(77,724)
Net operating expenses	298,641
Net investment income	197,623
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investment securities transactions	1,135,052
Securities sold short	32,248
Written options	23,322
Foreign currency translations	(13,188)
Change in unrealized appreciation (depreciation) on:
Investment securities and foreign currency translations	1,090,585
Securities sold short	11,362
Written options	(1,682)
Net realized and change in unrealized appreciation (depreciation) on investments	2,277,699
Net increase in net assets resulting from operations	$2,475,322

14	See accompanying notes which are an integral part of these financial statements.

Preserver Alternative Opportunities Fund
Statements of Changes in Net Assets

	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$197,623	$403,599
Net realized gain (loss) on investment securities, securities sold short, written option transactions and foreign currency translations	1,177,434	(275,950)
Net change in unrealized appreciation (depreciation) of investment securities, securities sold short, written options and foreign currency translations	1,100,265	(149,262)
Net increase (decrease) in net assets resulting from operations	2,475,322	(21,613)
Distributions to Shareholders from Earnings:
Institutional Shares	(351,268)	(684,723)
Retail Shares	—	(90,512)
Total distributions	(351,268)	(775,235)
Capital Transactions - Institutional Shares
Proceeds from shares sold	3,100,864	2,064,416
Reinvestment of distributions	336,308	633,107
Shares issued in connection with class consolidation(b)	—	1,812,018
Amount paid for shares redeemed	(2,581,178)	(3,415,867)
Proceeds from redemption fees(a)	119	6
Total Institutional Shares	856,113	1,093,680
Capital Transactions - Retail Shares(b)
Proceeds from shares sold		338,262
Reinvestment of distributions		89,642
Shares redeemed in connection with class consolidation		(1,812,018)
Amount paid for shares redeemed		(1,045,774)
Proceeds from redemption fees(a)		43
Total Retail Shares		(2,429,845)
Net increase (decrease) in net assets resulting from capital transactions	856,113	(1,336,165)
Total Increase (Decrease) in Net Assets	2,980,167	(2,133,013)
Net Assets
Beginning of year	21,240,518	23,373,531
End of year	$24,220,685	$21,240,518

See accompanying notes which are an integral part of these financial statements.	15

Preserver Alternative Opportunities Fund
Statements of Changes in Net Assets (continued)

	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019
Share Transactions - Institutional Shares
Shares sold	264,491	185,627
Shares redeemed in connection with class consolidation(b)	—	165,943
Shares issued in reinvestment of distributions	28,072	63,311
Shares redeemed	(222,068)	(314,525)
Total Institutional Shares	70,495	100,356
Share Transactions - Retail Shares(b)
Shares sold		30,977
Shares issued in connection with class consolidation		(166,255)
Shares issued in reinvestment of distributions		8,982
Shares redeemed		(97,151)
Total Retail Shares		(223,447)

(a)	A 2.00% redemption fee is imposed upon shares redeemed within 60 calendar days of their purchase.
(b)	Effective February 12, 2019, the outstanding Retail Shares of the Fund were exchanged for Institutional Shares.

16	See accompanying notes which are an integral part of these financial statements.

Preserver Alternative Opportunities Fund - Institutional Shares
Financial Highlights

(For a share outstanding during each period)

	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019	For the Year Ended August 31, 2018	For the Year Ended August 31, 2017	For the Period Ended August 31, 2016(a)
Selected Per Share Data
Net asset value, at beginning of period	$11.62	$11.98	$11.65	$10.62	$10.00
Income from investment operations:
Net investment income	0.10	0.21	0.16	0.18	0.07
Net realized and unrealized gain (loss) on investments	1.22	(0.17)	0.53	1.08	0.55
Total from investment operations	1.32	0.04	0.69	1.26	0.62
Less distributions to shareholders from:
Net investment income	(0.19)	(0.06)	(0.16)	(0.22)	—
Net realized gains	—	(0.34)	(0.20)	(0.01)	—
Total distributions	(0.19)	(0.40)	(0.36)	(0.23)	—
Net asset value, at end of period	$12.75	$11.62	$11.98	$11.65	$10.62
Total Return(b)	11.46%	0.88%	6.05%	12.04%	6.20	%(c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$24,221	$21,241	$20,705	$16,022	$9,659
Before waiver or recoupment:
Ratio of expenses to average net assets	1.70%	1.66%	1.72%	2.02%	2.92	%(d)
After waiver or recoupment:
Ratio of expenses to average net assets	1.35%	1.48%	1.75%	1.75%	1.75	%(d)
Ratio of net investment income to average net assets	0.90%	1.96%	1.25%	1.62%	1.44	%(d)
Portfolio turnover rate	86%	56%	68%	72%	20	%(c)

(a)	For the period March 1, 2016 (commencement of operations) to August 31, 2016.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions. Excludes redemption fee.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.	17

Preserver Alternative Opportunities Fund
Notes to the Financial Statements

August 31, 2020

NOTE 1. ORGANIZATION

The Preserver Alternative Opportunities Fund (the “Fund”) was organized as a diversified series of Capitol Series Trust (the “Trust”) on September 16, 2015. The Trust is an open end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated September 18, 2013 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board. The Fund’s investment adviser is Preserver Partners, LLC (the “Adviser”). The investment objective of the Fund is to seek current income and capital appreciation with low volatility compared to the major equity and fixed income markets.

The Fund currently offers Institutional Shares. The Fund commenced operations on March 1, 2016. A 2.00% redemption fee is imposed on shares redeemed within 60 days of purchase. Effective on the close of business on February 12, 2019, Retail Shares were consolidated into Institutional Shares. Each share represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such dividends and distributions out of income belonging to the Fund as declared by the Board.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Foreign Currency Translation – The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the unrealized gain or loss from investments.

Preserver Alternative Opportunities Fund
Notes to the Financial Statements (continued)

August 31, 2020

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned.

The Fund recognizes tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – Throughout the reporting period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, security transactions are accounted for on trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend income from real estate investment trusts (REITs) and distributions from limited partnerships are recognized on the ex-date and included in dividend income. The calendar year-end classification of distributions received from REITs, which may include return of capital, during the fiscal year are reported subsequent to year end; accordingly, the Fund estimates the character of REIT distributions based on the most recent information available. Income or loss from limited partnerships is reclassified among the components of net assets upon receipt of K-1’s. Discounts and premiums on fixed income securities purchased are amortized or accreted over the life of the respective securities using the

Preserver Alternative Opportunities Fund
Notes to the Financial Statements (continued)

August 31, 2020

effective interest method. Withholding taxes on foreign dividends, if any, have been recorded for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

For the fiscal year ended August 31, 2020, the Fund made the following reclassifications to increase (decrease) the components of net assets:

Paid-In Capital	Accumulated Earnings (Deficit)
$17,962	$(17,962)

Short Selling – The Fund may make short sales of securities. In a short sale, the Fund sells a security, which it does not own, in anticipation of a decline in the market value of the security. To complete the sale, the Fund must borrow the security (generally from the broker through which the short sale is made) in order to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The Fund is said to have a “short position” in the securities sold until it delivers them to the broker. The period during which the Fund has a short position can range from as little as one day to more than a year. Until the security is replaced, the proceeds of the short sale are retained by the broker, and the Fund is required to pay to the broker a negotiated portion of any dividends or interest which accrue during the period of the loan.

Short sales by the Fund create opportunities to increase the Fund’s return but, at the same time, involve specific risk considerations and may be considered a speculative technique. Since the Fund, in effect, profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the Fund’s NAV per share will tend to increase more when the securities it has sold short decrease in value, and decrease more when the securities it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales. The

Preserver Alternative Opportunities Fund
Notes to the Financial Statements (continued)

August 31, 2020

amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends, or interest the Fund may be required to pay in connection with the short sale. Furthermore, under adverse market conditions, the Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales. Short sales may involve additional transactions costs and other expenses that may exceed the return on the position, which may cause the Fund to lose money.

The Fund is required to maintain a segregated account on the books of its custodian in an amount that, when combined with the amount of collateral deposited with the broker in connection with the short sale, equals the current market value of the security sold short. This segregation will not limit the Fund’s exposure to loss, and the Fund may incur investment risk with respect to the segregated assets to the extent that, but for the applicable segregation requirement, the Fund would sell the segregated assets. If the Fund does not maintain a segregated account, the Fund will “cover” the short sale by owning a call option on the shorted security with a strike price no higher than the price at which the security was sold short. The amount of restricted cash or cash equivalents held at the broker as collateral for securities sold short was $784,885 as of August 31, 2020.

Restricted and Illiquid Securities – Restricted securities are any securities which are subject to restriction on resale under federal securities law, including commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of Rule 144A under the Securities Act of 1933 (“1933 Act”) and loan participations, and interests in investment companies that are not registered under the Investment Company Act of 1940 (“1940 Act”) (each a “Private Fund”). Illiquid securities are those that may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the conversion to cash significantly changing the market value of the investment. The Fund intends to treat interests in Private Funds as illiquid securities. The Fund will not invest greater than 15% of its net assets in illiquid securities.

As of August 31, 2020, the Fund held illiquid securities representing 3.09% of net assets.

NOTE 3. DERIVATIVE TRANSACTIONS

The Fund may engage in options transactions, which are sometimes characterized as derivative transactions. The Fund uses derivative instruments for any purpose consistent with its investment objective, such as for hedging or obtaining market exposure. The Fund also may use derivative instruments to obtain market exposure (that is, for speculative purposes rather than hedging). The Adviser may establish a position in the derivatives market as a substitute for buying, selling, or holding certain securities. The use of derivative instruments may provide a less expensive, more expedient or more specifically focused way to invest than traditional securities would.

Preserver Alternative Opportunities Fund
Notes to the Financial Statements (continued)

August 31, 2020

Purchased/Written Option Contracts – The Fund may write or purchase option contracts to adjust risk and return of its overall investment positions. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to or subtracted from the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Investing in purchased and written options contracts exposes a Fund to equity price risk. The Fund did not hold any written options as of August 31, 2020.

The following table identifies the effect of derivative instruments on the Statement of Operations for the fiscal year ended August 31, 2020.

For the fiscal year ended August 31, 2020:

Derivatives	Location of Gain (Loss) on Derivatives on Statement of Operations	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Equity Price Risk:
Options written	Net realized gain and change in unrealized appreciation (depreciation) on written options	$23,322	$(1,682)

The following summarizes the average ending monthly fair value of derivatives outstanding during the fiscal year ended August 31, 2020:

Derivatives	Average Market Value
Options Written	$(1,592)

The average monthly market value generally represents the Fund’s derivative activity throughout the period.

NOTE 4. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Preserver Alternative Opportunities Fund
Notes to the Financial Statements (continued)

August 31, 2020

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●

Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In computing the NAV of the Fund, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Board approved policies, the Fund relies on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities, including exchange-traded funds, exchange-traded notes, closed-end funds and preferred stocks, traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the pricing service of the funds and are generally categorized as Level 1 securities. Debt securities are valued using evaluated prices furnished by a pricing vendor selected by the Board and are generally classified as Level 2 securities.

Preserver Alternative Opportunities Fund
Notes to the Financial Statements (continued)

August 31, 2020

Option contracts are generally traded on an exchange and are generally valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. The option contracts will generally be categorized as Level 1 securities unless the market is considered inactive or the absence of a last bid or ask price, in which case, they will be categorized as Level 2 securities.

In the event that market quotations are not readily available, the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or certain restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Trust’s Valuation Committee, based on recommendations from a pricing committee comprised of certain officers of the Trust, certain employees of the Fund’s administrator, and representatives of the Adviser (together the “Pricing Review Committee”). These securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Private Funds will be fair valued using the NAV as practical expedient, as provided by the Private Fund’s investment adviser or third party administrator. The fair value of the Fund’s investment in the Private Fund generally represents the amount the Fund would expect to receive if it were to liquidate its investment in the Private Fund. The Private Fund holds certain positions in non-marketable investments that are valued at estimated fair value, which may differ significantly from the values that would have been used had a ready market existed for these investments. All underlying investments held in the Private Fund are valued in accordance with the policies and procedures established by such Private Fund.

The Adviser will consider whether it is appropriate, in light of the relevant circumstances, to value shares at NAV as reported by the Private Fund for valuation purposes, or whether to adjust such reported value to reflect an adjusted fair value. In determining fair values as of August 31, 2020, the Adviser has, as a practical expedient, estimated fair value of the Private Fund using the NAV (or its equivalent) provided by the investment adviser or third party administrator of the Private Fund as of that date. All investments for which fair value is measured using the Private Fund’s net asset value as a practical expedient are not required to be included within the fair value hierarchy. Accordingly, Private Funds with a fair value of $748,485 was valued at its respective net asset value as of August 31, 2020, and is excluded from the fair value hierarchy.

The Fund’s interests in a Private Fund are also illiquid and subject to substantial restrictions on transferability. The Fund may not be able to acquire initial or additional interests in a Private Fund or withdraw all or a portion of its investment from a Private Fund promptly after it has made a decision to do so because of limitations set forth in that Private Fund’s governing documents.

Preserver Alternative Opportunities Fund
Notes to the Financial Statements (continued)

August 31, 2020

In accordance with the Trust’s Portfolio Valuation Procedures, the Pricing Review Committee, in making its recommendations with the Adviser’s participation, is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued pursuant to the Trust’s Fair Value Guidelines would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in accordance with the Trust’s Portfolio Valuation Procedures, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or other data calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2020:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$11,615,103	$—	$—	$11,615,103
Preferred Stocks	1,967,841	—	—	1,967,841
Closed End Funds	381,920	—	—	381,920
Exchange-Traded Funds	1,335,009	—	—	1,335,009
Corporate Bonds	—	3,691,600	—	3,691,600
U.S. Treasury Obligations	—	2,504,114	—	2,504,114
Collateralized Mortgage Obligations	—	495,083	—	495,083
Convertible Corporate Bonds	—	127,663	—	127,663
Money Market Funds	771,174	—	—	771,174
Total	$16,071,047	$6,818,460	$—	$22,889,507
Assets excluded from fair value hierarchy*				$748,485
Total				$23,637,992

*

The investment in the Private Fund is measured at fair value using the net asset value per share (or its equivalent) practical expedient and has not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the statement of assets and liabilities.

Preserver Alternative Opportunities Fund
Notes to the Financial Statements (continued)

August 31, 2020

	Valuation Inputs
Liabilities	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$(249,000)	$—	$—	$(249,000)
Total	$(249,000)	$—	$—	$(249,000)

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Under the terms of the investment advisory agreement (the “Agreement”), the Adviser manages the Fund’s investments subject to approval of the Board. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.75% of the Fund’s average daily net assets. For the fiscal year ended August 31, 2020, the Adviser earned fees of $165,742 from the Fund. At August 31, 2020, the Fund owed the Adviser $8,333 in accordance with the expense limitation agreement described below.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business; (v) dividend expenses on short sales; (vi) expenses incurred under a Rule 12b-1 plan of distribution; and (vii) indirect expenses such as acquired fund fees and expenses) do not exceed 1.35% of the Fund’s average daily net assets through December 31, 2020 (“Expense Limitation”). During any fiscal year that the Agreement between the Adviser and the Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement took effect and provided further that such recoupment can be achieved within the Expense Limitation currently in effect and the Expense Limitation in place when the waiver/reimbursement occurred. This expense cap agreement may be terminated by the Board at any time. As of August 31, 2020, the Adviser may seek repayment of investment advisory fee waivers and expense reimbursements in the amount as follows:

Recoverable through
August 31, 2022	$33,930
August 31, 2023	77,724

The Trust retains Ultimus Asset Services, LLC (the “Administrator”) to provide the Fund with administration, accounting, transfer agent and compliance services, including all regulatory reporting. For the fiscal year ended August 31, 2020, the Administrator earned

Preserver Alternative Opportunities Fund
Notes to the Financial Statements (continued)

August 31, 2020

fees of $23,333 for administration services, $13,334 for transfer agent services, $23,333 for fund accounting services and $6,000 for compliance services. At August 31, 2020, the Fund owed the Administrator $5,916 for such services.

The Board supervises the business activities of the Trust. Each Trustee serves as a Trustee for the lifetime of the Trust or until the earlier of his or her retirement as a Trustee at age 78 (which may be extended for up to two years in an emeritus non-voting capacity at the pleasure and request of the Board), or until he/she dies, resigns, or is removed, whichever is sooner. “Independent Trustees,” meaning those Trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (“1940 Act”), as amended, has received an annual retainer of $500 per Fund and $500 per Fund for each quarterly in-person Board meeting. Effective January 1, 2020, the annual retainer increased to $1,000 per Fund. In addition, each Independent Trustee may be compensated for preparation related to and participation in any special meetings of the Board and/or any Committee of the Board, with such compensation determined on a case-by-case basis based on the length and complexity of the meeting. The Trust also reimburses Trustees for out-of-pocket expense incurred in conjunction with attendance at Board meetings.

The officers and one trustee of the Trust are employees of the Administrator. Ultimus Fund Distributors, LLC (the “Distributor”) acts as the principal distributor of the Fund’s shares. The Distributor is a wholly-owned subsidiary of the Administrator.

NOTE 6. PURCHASES AND SALES OF SECURITIES

For the fiscal year ended August 31, 2020, purchases and sales of investment securities, other than short-term investments, were $16,767,644 and $17,249,362, respectively.

Purchases and sales of long-term U.S. Government obligations during the fiscal year ended August 31, 2020 were $741,811 and $0, respectively.

NOTE 7. FEDERAL TAX INFORMATION

At August 31, 2020, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes was as follows:

Gross unrealized appreciation	$3,366,754
Gross unrealized depreciation	(453,536)
Net unrealized appreciation/(depreciation) on investments	2,913,218
Tax cost of investments and securities sold short	$20,475,774

Preserver Alternative Opportunities Fund
Notes to the Financial Statements (continued)

August 31, 2020

The tax character of distributions paid for the fiscal years ended August 31, 2020 and August 31, 2019 were as follows:

	2020	2019
Distributions paid from:
Ordinary income(a)	$351,268	$398,284
Long-term capital gains	—	376,951
Total distributions paid	$351,268	$775,235

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At August 31, 2020, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$163,550
Undistributed long-term capital gains	957,819
Unrealized appreciation on investments(a)	2,913,365
Total accumulated earnings	$4,034,734

(a)

The difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to the mark-to-market adjustments on passive foreign investment companies, the tax treatment of return of capital adjustments and interest accruals on complex securities.

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 9. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Preserver Alternative Opportunities Fund
Notes to the Financial Statements (continued)

August 31, 2020

NOTE 10. LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

The Fund has adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The Program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources. The Board approved the appointment of the Liquidity Administrator Committee, comprising certain Trust officers and employees of the Adviser. The Liquidity Administrator Committee maintains Program oversight and reports to the Board on at least an annual basis regarding the Program’s operational effectiveness through a written report (the “Report”). The Program’s initial Report, which was presented to the Board for consideration at its meeting held on September 8, 2020, outlined the operation of the Program and the adequacy and effectiveness of the Program’s implementation. During the review period, the Fund did not experience unusual stress or disruption to its operations related to purchase and redemption activity. Also, during the review period the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. The Report concluded that the Program is reasonably designed to prevent violation of the Liquidity Rule and has been effectively implemented.

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Trustees of Preserver Alternative Opportunities Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Preserver Alternative Opportunities Fund (the “Fund”) (one of the funds constituting Capitol Series Trust (the “Trust”)), including the schedule of investments and the schedule of securities sold short as of August 31, 2020, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Capitol Series Trust) at August 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

The financial highlights for the period from March 1, 2016 (commencement of operations) to August 31, 2016 were audited by other auditors whose report, dated October 26, 2016, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of Trust’s internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Report of Independent Registered Public Accounting Firm
(Continued)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2020, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Capitol Series Trust investment companies since 2017.

Cincinnati, Ohio
October 27, 2020

Summary of Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2020 through August 31, 2020.

Actual Expenses

The first line of the table for each class provides information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

		Beginning Account Value March 1, 2020	Ending Account Value August 31, 2020	Expenses Paid During Period(a)	Annualized Expense Ratio
Preserver Alternative Opportunities Fund
Institutional Class	Actual	$ 1,000.00	$ 1,081.40	$ 7.11	1.36%

	Hypothetical(b)	$ 1,000.00	$ 1,018.30	$ 6.90	1.36%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).
(b)	Hypothetical assumes 5% annual return before expenses.

Additional Federal Income Tax Information (Unaudited)

The Form 1099-DIV you receive in January 2021 will show the tax status of all distributions paid to your account in calendar year 2020. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the dividends received deduction for corporations.

Qualified Dividend Income. The Fund designates approximately 64% or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for a reduced tax rate.

Qualified Business Income. The Fund designates approximately 8% of its ordinary income dividends, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified business income.

Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s calendar year 2020 ordinary income dividends, 52% qualifies for the corporate dividends received deduction.

Trustees and Officers (Unaudited)

The Board supervises the business activities of the Trust and is responsible for protecting the interests of shareholders. The Chairman of the Board is Walter B. Grimm, who is an Independent Trustee of the Trust.

Each Trustee serves as a Trustee for the lifetime of the Trust or until the earlier of his or her retirement as a Trustee at age 78, death, resignation or removal. Officers are re-elected annually by the Board. The address of each Trustee and officer is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

As of the date of this report, the Trustees oversee the operations of 14 series.

Interested Trustee Background. The following table provides information regarding the Interested Trustee.

Name, (Age), Position with Trust, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Robert G. Dorsey* Birth Year: 1957 TRUSTEE Began Serving: March 2017

Principal Occupation(s): Vice Chairman of Ultimus Fund Solutions, LLC and its subsidiaries, except as otherwise noted for the FINRA-regulated broker-dealer entities (February 2019 to present); Interested Trustee of Ultimus Managers Trust (February 2012 to present).

Previous Position(s): Managing Director and Co-Chief Executive Officer of Ultimus Fund Solutions, LLC (1999 to February 2019); President of Ultimus Fund Distributors, LLC (1999 to 2018); President of Ultimus Managers Trust (February 2012 to October 2013).

*

Mr. Dorsey is considered an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act because of his relationship with the Trust’s administrator, transfer agent, and distributors.

Independent Trustee Background. The following table provides information regarding the Independent Trustees.

Name, (Age), Position with Trust, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
John C. Davis Birth Year: 1952 TRUSTEE Began Serving: July 2018

Previous Position(s): Retired Partner of PricewaterhouseCoopers LLP (1974-2010); Consultant, Board of Trustees of Ultimus Managers Trust (2016 to 2019) and Former Trustee of Ultimus Managers Trust (2012 to 2016).

Walter B. Grimm Birth Year: 1945 TRUSTEE AND CHAIR Began Serving: November 2013	Principal Occupations(s): President, Leigh Management Group, LLC (consulting firm) (October 2005 to present); and President, Leigh Investments, Inc. (1988 to present).

Trustees and Officers (Unaudited) (continued)

Name, (Age), Position with Trust, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Lori Kaiser Birth Year: 1963 TRUSTEE Began Serving: July 2018	Principal Occupations(s): Founder and CEO, Kaiser Consulting since 1992.
Janet Smith Meeks Birth Year: 1955 TRUSTEE Began Serving: July 2018

Principal Occupations(s): Co-Founder and CEO, Healthcare Alignment Advisors, LLC (consulting company) since August 2015.

Previous Position(s): President and Chief Operating Officer, Mount Carmel St. Ann’s Hospital (2006 to 2015).

Mary M. Morrow Birth Year: 1958 TRUSTEE Began Serving: November 2013

Principal Occupations(s): Chief Operating Officer, Dignity Health Managed Services Organization (October 2018 to present).

Previous Position(s): Consultant (managed care services) (April 2018 to September 2018); Chief Operating Officer, Pennsylvania Health and Wellness (fully owned subsidiary of Centene Corporation) (November 2016 to April 2018); Vice President, Strategic Initiatives, Gateway Heath (January 2015 to November 2016); Consulting Practice Manager, DST Health Solutions (August 2010 to January 2015).

Officers. The following table provides information regarding the Officers.

Name, (Age), Position with Trust, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Matthew J. Miller Birth Year: 1976 PRESIDENT and CHIEF EXECUTIVE OFFICER Began Serving: September 2013 (as VP); September 2018 (as President)

Principal Occupation(s): Assistant Vice President, Relationship Management, Ultimus Fund Solutions, LLC (December 2015 to present); Vice President, Valued Advisers Trust (December 2011 to present).

Previous Position(s): Vice President, Relationship Management, Huntington Asset Services, Inc. (n/k/a Ultimus Asset Services, LLC) (2008 to December 2015).

Trustees and Officers (Unaudited) (continued)

Name, (Age), Position with Trust, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Zachary P. Richmond Birth Year: 1980 TREASURER AND CHIEF FINANCIAL OFFICER Began Serving: August 2014

Principal Occupation(s): Vice President, Director of Financial Administration for Ultimus Fund Solutions, LLC (February 2019 to present).

Previous Position(s): Assistant Vice President, Associate Director of Financial Administration for Ultimus Fund Solutions, LLC (December 2015 to February 2019); Manager, Fund Administration, Huntington Asset Services, Inc. (January 2011 to December 2015).

Martin R. Dean Birth Year: 1963 CHIEF COMPLIANCE OFFICER Began Serving: May 2019

Principal Occupation(s): Senior Vice President, Head of Fund Compliance, Ultimus Fund Solutions, LLC (since January 2016), Chief Compliance Officer, First Western Funds Trust (since April 2016); Chief Compliance Officer, Cross Shore Discovery Fund (since June 2016);Chief Compliance Officer, FSI Low Beta Absolute Return Fund (since November 2016); Chief Compliance Officer, Peachtree Alternative Strategies Fund (since January 2017); and Chief Compliance Officer, Dupree Mutual Funds (since August 2017).

Previous Position(s): Interim Chief Compliance Officer, Valued Advisers Trust (May 2019 to March 2020); Chief Compliance Officer, Fenimore Asset Management Trust (May 2019 to February 2020); and Senior Vice President and Compliance Group Manager, Huntington Asset Services, Inc. (July 2013 to December 2015).

Matthew J. Beck Birth Year: 1988 SECRETARY Began Serving: September 2018

Principal Occupation(s): Senior Attorney, Ultimus Fund Solutions, LLC (since May 2018) and Secretary, Ultimus Managers Trust (since July 2018).

Previous Position(s): Chief Compliance Officer, OBP Capital, LLC (May 2015 to May 2018); Secretary, Aspiration Funds (March 2015 to May 2018); Secretary, Starboard Investment Trust (September 2014 to May 2018); Secretary, Leeward Investment Trust (September 2014 to May 2018); Secretary, Hillman Capital Management Investment Trust (September 2014 to May 2018); Secretary, Spinnaker ETF Series (September 2014 to May 2018); Vice President and General Counsel, The Nottingham Company (July 2014 to May 2018).

Approval of Investment Advisory Agreement (Unaudited)

At a quarterly meeting of the Board of Trustees of Capitol Series Trust (“Trust”) held on June 10 - 11, 2020, the Trust’s Board of Trustees (the “Board”), including all of the Trustees who are not “interested persons” of the Trust as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), considered and approved the continuation for an additional one-year period of the Investment Advisory Agreement between the Trust and Preserver Partners, LLC (“Preserver”) (the “Investment Advisory Agreement”) with respect to the Preserver Alternative Opportunities Fund (the “Preserver Fund”), a series of the Trust.

Prior to the meeting, the Trustees received and considered information from Preserver and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the terms of the proposed renewal of the Investment Advisory Agreement between the Trust and Preserver, including, but not limited to: Preserver’s response to counsel’s due diligence letter requesting information relevant to renewal of the Investment Advisory Agreement; the operating expense limitation agreement currently in effect between Preserver and the Preserver Fund (the “Expense Limitation Agreement”); and Morningstar peer group expense and performance data for comparative purposes (the “Support Materials”). At various times, the Trustees reviewed the Support Materials with Preserver, with Trust management, and with counsel to the Independent Trustees. The Trustees noted the completeness of the Support Materials provided by Preserver, which included both responses and materials provided in response to initial and supplemental due diligence requests. The Support Materials, together with the information provided to and reviewed by the Board on a quarterly basis throughout the year, formed the primary, but not exclusive, basis for the Board’s determinations.

Before voting to approve the renewal of the Investment Advisory Agreement, the Trustees reviewed the terms and the form of Investment Advisory Agreement and the Support Materials with Trust management and with counsel to the Independent Trustees. The Trustees received and discussed a memorandum from such counsel delineating the legal standards governing their consideration of the renewal of the Investment Advisory Agreement, which memorandum described the various factors that the U.S. Courts and the U.S. Securities and Exchange Commission (“SEC”) over the years have suggested would be appropriate for trustee consideration, including the factors outlined in Gartenberg v. Merrill Lynch Asset Management Inc., 694 F.2d 923, 928 (2d Cir. 1982); cert. denied sub. nom. and Andre v. Merrill Lynch Ready Assets Trust, Inc., 461 U.S. 906 (1983). Representatives from Preserver also met with the Trustees and provided additional information to the Trustees regarding its services to the Preserver Fund, including but not limited to, information regarding its investment philosophy, the firm’s compliance culture, the ownership structure of Preserver, Preserver’s financial condition as reflected in its financial statements, the fund expenses that Preserver subsidizes, the resources that Preserver dedicates to servicing the Preserver Fund, Preserver’s profitability with respect to the Preserver Fund, Preserver’s marketing and distribution activities, succession planning, Preserver’s future plans with regard to the Preserver Fund, and other benefits that Preserver derives from its relationship with the Preserver Fund, among other topics.

In determining whether to approve the renewal of the Investment Advisory Agreement, the Trustees considered all factors they believed relevant, including the following, with respect to the Preserver Fund: (1) the nature, extent, and quality of the services provided by Preserver with respect to the Preserver Fund; (2) the cost of the services to be provided and the profits and losses realized by Preserver from services rendered to the Trust with respect to the Preserver Fund; (3) comparative fee and expense data for the Preserver Fund and other investment companies or institutional accounts with similar investment objectives; (4) the extent to which economies of scale would be realized as the Preserver Fund grows, and whether the advisory fees for the Fund reflect such economies of scale for the Preserver Fund’s benefit; and (5) other financial benefits to Preserver resulting from services rendered to the Preserver Fund. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling.

After having received and reviewed the Support Materials, as well as quarterly investment performance, compliance, operating, and distribution reports on the Preserver Fund over an extended time period, the Trustees discussed the facts and factors relevant to their consideration of the continuation of the Investment Advisory Agreement, which incorporated and reflected their knowledge of Preserver’s ongoing services to the Preserver Fund since the Fund’s inception. Taking such information into account, the Board considered whether the overall arrangements between the Trust and Preserver as set forth in the Investment Advisory Agreement, including the investment advisory fees that the Preserver Fund pays to Preserver, continue to be fair and reasonable in light of the services Preserver performs, as well as such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment. After reviewing the Support Materials and considering other information provided to the Board during the course of the year, the Board determined that it had all the information it deemed reasonably necessary to make an informed decision about the approval of the continuation of the Investment Advisory Agreement. The material factors and conclusions that formed the basis of the Trustees’ determination to approve the continuation of the Investment Advisory Agreement are summarized below.

Nature, Extent and Quality of Services Provided. The Trustees considered the scope of services that Preserver provides under the Investment Advisory Agreement, noting that such services include, but are not limited to, the following: (1) investing the Preserver Fund’s assets consistent with the Fund’s investment objective and investment policies; (2) determining the portfolio securities to be purchased, sold or otherwise disposed of and the timing of such transactions; (3) voting all proxies with respect to the Preserver Fund’s portfolio securities; (4) maintaining the required books and records for transactions that Preserver effects on behalf of the Fund; and (5) selecting broker-dealers to execute orders on behalf of the Preserver Fund. The Trustees also noted that Preserver performs certain distribution, marketing and compliance services for the Preserver Fund, including, but not limited to, exploring its efforts to host a conference for other investment advisors in Preserver’s locale in order to generate interest in the Preserver Fund. The Trustees considered Preserver’s capitalization and its assets under management, noting that Preserver’s assets under management, number of accounts, and the Preserver Fund’s assets under management have decreased, but also noting that Preserver had provided reasonable explanations for such decreases. The Trustees further considered the investment philosophy and experience of the portfolio management team. The Trustees also noted the Preserver Fund’s performance compared to its prospectus benchmark. The Trustees considered that the Preserver Fund outperformed its current benchmark, the Wilshire Liquid Alternative Index for the one-year, three-year, and since inception periods ended March 31, 2020. The Trustees also considered the Preserver Fund’s performance compared to the 50% - 70% Equity Morningstar peer group category and the Adviser’s custom peer group. They noted that the Preserver Fund outperformed the median and average of the Morningstar peer group for the one- and three-year period ended March 31, 2020. They further noted that the Preserver Fund outperformed the average of its custom peer group for the one-year period ended March 31, 2020, outperformed the median and average of the peer group for the three-year period ended March 31, 2020, and underperformed the median of the Morningstar peer group for the one-year period ended March 31, 2020. The Trustees noted that the Morningstar 50% - 70% Equity peer group comparative data was filtered to include funds with a similar asset size to that of the Preserver Fund, and discussed the appropriateness of such a comparison. The Trustees concluded that they are satisfied with the nature, extent and quality of services that Preserver provides to the Preserver Fund under the Investment Advisory Agreement.

Cost of Advisory Services and Profitability. The Trustees considered the annual management fee that the Preserver Fund pays to Preserver under the Investment Advisory Agreement, as well as Preserver’s profitability from the services that it renders to the Fund. The Trustees further considered that Preserver has contractually agreed to reduce its management fees and, if necessary, reimburse the Preserver Fund for operating expenses, as specified in the Fund’s prospectus and Expense Limitation Agreement. The Trustees discussed Preserver’s ownership structure and overall financial condition, as well as the Preserver Fund’s profitability to the Adviser. In that regard, the Trustees noted that the Adviser had contractually agreed to waive its management fee and/or reimburse expenses so that the total operating expenses of the Preserver Fund did not exceed 1.35%. The Trustees noted that with this expense ratio cap in place, the Adviser had realized only a small profit from its management of the Preserver Fund in 2019. Based on all these factors, the Trustees concluded that both Preserver’s historical profitability and its projected profitability with respect to the Preserver Fund are reasonable.

Comparative Fee and Expense Data. The Trustees noted that Preserver charges a lower fee to the Preserver Fund than it charges to the private funds it manages. The Trustees further noted that those private funds have similar investment objectives to the Preserver Fund, but different portfolio compositions. The Trustees also observed that the Preserver Fund’s gross management fee of 0.75% is in line with the median and above the average management fee reported for the Fund’s 50% - 70% Equity Morningstar peer group. With respect to the Adviser’s custom peer group, the Trustees noted that the Preserver Fund’s gross management fee is below the average and median of the peer group. The Trustees also considered that the Preserver Fund’s total net expense ratio (after waivers and expense reimbursements) of 1.48% is above the average and median total net expense ratio reported for the 50% - 70% Equity Morningstar peer group and the custom peer group. They further noted that the Preserver Fund’s gross expense ratio is higher than the average and median gross expense ratio reported for the 50% - 70% Equity Morningstar peer group and the median of the custom peer group, but is lower than the average gross expense ratio for the custom peer group. The Trustees also considered that the Morningstar peer group comparisons included in the Support Materials were based upon funds in the 50% - 70% Equity peer group with similar net asset levels of under $50 million, and discussed the appropriateness of such comparisons. The Trustees considered that even though the Preserver Fund’s total net expense ratio (after waivers and expense reimbursements) is above the average and median total net expense ratio reported for the 50% - 70% Equity Morningstar peer group and the Adviser’s custom peer group, Preserver is not unjustly enriched. While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, the Trustees concluded that Preserver’s advisory fee continues to be reasonable.

Economies of Scale. The Trustees considered whether the Preserver Fund may benefit from any economies of scale, but did not find that any material economies exist at this time. The Trustees noted that the advisory fees charged by Preserver does not contain any fee breakpoints, but concluded, due to the Preserver Fund’s asset size, that it is not necessary to consider the implementation of fee breakpoints at this time. In addition, the Board considered the fee structures of the Preserver Fund’s various service providers, noting that the Preserver Fund likely will not benefit from any economies of scale until fund assets increase.

Other Benefits. The Trustees also considered the extent to which Preserver utilizes soft dollar arrangements with respect to portfolio transactions, and noted that Preserver does not utilize such arrangements in connection with the execution of client transactions, and that affiliated brokers are not utilized to execute the portfolio transactions of the Preserver Fund. The Trustees concluded that, all things considered, Preserver will not receive additional material financial benefits from services rendered to the Preserver Fund. The Trustees also noted that Preserver does not have any affiliates that could directly or indirectly benefit from the Preserver Fund. The Trustees also considered the Adviser’s representation that its relationship with the Preserver Fund had a positive impact on the Adviser by providing greater exposure to a wider group of investors, including retail investors, because investment minimums are lower than for other Preserver products, investor financial requirements are eliminated, and daily liquidity is offered.

Based upon Preserver’s presentation to the Board and the Support Materials considered in connection with the continuation of the Investment Advisory Agreement, as well as the information provided throughout the course of the year, the Board concluded that the overall arrangements between the Trust and Preserver, as set forth in the Investment Advisory Agreement between the Trust and Preserver, are fair and reasonable in light of the services to be performed, investment advisory fees to be paid and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment.

FACTS	WHAT DOES PRESERVER ALTERNATIVE OPPORTUNITIES FUND (THE “Fund”) DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

● Social Security number

● account balances and account transactions

● transaction or loss history and purchase history

● checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes
For our marketing purposes— to offer our products and services to you	No
For joint marketing with other financial companies	No
For our affiliates’ everyday business purposes— information about your transactions and experiences	No
For our affiliates’ everyday business purposes— information about your creditworthiness	No
For nonaffiliates to market to you	No

Questions?	Call (844) 838-2119

Who we are
Who is providing this notice?	Preserver Alternative Opportunities Fund Ultimus Fund Distributors, LLC(Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does the Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Fund collect my personal information?

We collect your personal information, for example, when you

● open an account or deposit money

● buy securities from us or sell securities to us

● make deposits or withdrawals from your account or provide account information

● give us your account information

● make a wire transfer

● tell us who receives the money

● tell us where to send the money

● show your government-issued ID

● show your driver’s license

Why can’t I limit all sharing?

Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes—information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Preserver Partners, LLC, the investment adviser to the Fund, could be deemed to be an affiliate.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● The Fund does not share your personal information with nonaffiliates so they can market to you
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● The Fund doesn’t jointly market.

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Other Information

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the trustees and is available without charge, upon request. You may call toll-free at (844) 838-2119 to request a copy of the SAI or to make shareholder inquiries.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (844) 838-2119 and (2) in Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Walter B. Grimm, Chairman

John C. Davis

Robert G. Dorsey

Lori Kaiser

Janet Smith Meeks

Mary M. Morrow

OFFICERS

Matthew J. Miller, Chief Executive Officer
and President

Zachary P. Richmond, Chief Financial Officer and Treasurer

Martin R. Dean, Chief Compliance Officer

Matthew J. Beck, Secretary

INVESTMENT ADVISER

Preserver Partners, LLC

425 Madison Avenue

Memphis, TN 38103

DISTRIBUTOR

Ultimus Fund Distributors, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

221 East 4th Street, Suite 2900

Cincinnati, OH 45202

LEGAL COUNSEL

Bernstein Shur

100 Middle Street, 6th Floor

Portland, ME 04104

CUSTODIAN

Huntington National Bank

41 South High Street

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC

Member FINRA/SIPC

Cornerstone Capital Access Impact Fund

Institutional Shares – CCIIX

Annual Report
August 31, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting the Fund at (800) 986-6187 or, if you own these shares through a financial intermediary, you may contact your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting the Fund at (800) 986-6187. If you own shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this document to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex or at your financial intermediary.

Cornerstone Capital, Inc.
550 Fifth Avenue, 11th Floor
New York, NY 10036

Telephone: (212) 874-7400

Shareholder Letter (Unaudited)	September 17, 2020

Dear Shareholders,

We are pleased to present you with our inaugural Annual Report for the Cornerstone Capital Access Impact Fund (“CCIIX” or “Fund”). The report encompasses performance from the Fund’s inception on November 13, 2019 (commencement of Fund operations) through August 31, 2020, the Fund’s fiscal year end.

The time period covered includes the COVID-19 pandemic, which continues to ravage the world with over 200,000 deaths in the U.S. alone. That said, we are pleased with how CCIIX has performed during this unprecedented time of significant market volatility. For the period from January 1, 2020 through August 31, 2020, the Fund had returned 27.91% vs. the benchmark MSCI All-Country World Index’s (“MSCI ACWI”) return of 4.75%. Return since inception was 35.20% compared to 9.49% for the benchmark. Performance benefitted from the Fund’s overweight position to Technology names, many of which outperformed as lockdown dragged on, and from the underweight to Energy stocks, which suffered extreme shocks during March due to a combined impact of the virus and a price war between Saudi Arabia and Russia. Three out of the four sub-advisers outperformed the MSCI ACWI by at least 1,000 basis points (10%) year to date.

We also completed our first Impact Assessment during 2020 using Cornerstone Capital Inc.’s proprietary Access Impact Framework(a). Overall CCIIX scored the second highest impact level available, comparing favorably to many of the peers we have analyzed using the framework. The two Access themes with the strongest alignment were Access to Fair Treatment and Equal Opportunity, and Access to Telecom Systems. The four sub-advisers in the Fund also scored well in terms of their own environmental, social and governance (ESG) and diversity profiles, with three of the sub-advisers engaging significantly with the companies in which they invest to improve those companies’ sustainability profiles.

We continue to invest with the dual mandate of earning a strong return for our investors while simultaneously generating impact through our investments, and we are confident that the performance in our first year demonstrates our ability to do just that. We look forward to working together with our valued shareholders for many years to come.

Best regards,

Erika Karp and Jennifer Leonard

Cornerstone Capital, Inc.

(a)

Access Impact Framework analyzes the impact generated by investments in terms of the United Nations Sustainable Development Goals (“SDGs”), using eleven “access themes” - investable concepts that relate concrete business activity to the high-level SDGs. For example, investments that broaden access to healthcare services or access to education align in support of Gender Equality (SDG 5) and Good Health & Well-Being (SDG 3).

1

Investment Results (Unaudited)

Total Returns(a) as of August 31, 2020

Since Inception (11/13/2019)
Cornerstone Capital Access Impact Fund
Institutional Class	35.20%
MSCI All Country World Index(b)	9.49%

Expense Ratios(c)
Institutional Class
Gross	2.47%
With Applicable Waivers	1.35%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Cornerstone Capital Access Impact Fund (the “Fund”) distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (800) 986-6187.

(a) Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Fund’s returns reflect any fee reductions during the applicable period and exclude the redemption fee. If such fee reductions had not occurred, the quoted performance would have been lower. Total returns for periods less than one year are not annualized.

(b) The MSCI All Country World Index (“Index”) is a widely followed, unmanaged group of stocks from 23 international markets and is not available for purchase. Investments in foreign securities involve risks that may be different from those of U.S. securities. Diversification does not ensure a profit or guarantee against loss. The Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees Individuals cannot invest directly in the Index.

(c) The expense ratios are from in the Fund’s prospectus dated October 1, 2019, and were based on estimated amounts for the current fiscal year. Cornerstone Capital Inc., the Fund’s investment adviser (the “Adviser”), has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses for the Fund (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business; (v) dividend expense on short sales; and (vi) indirect expenses such as acquired fund fees and expenses) do not exceed 1.35% of the average daily net assets of the Fund through December 31, 2022 (the “Expense Limitation”). The Expense Limitation is expected to continue from year to year thereafter. During any fiscal year that the Investment Advisory Agreement (the “Advisory Agreement”) between the Adviser and Capitol Series Trust (the “Trust”) is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement first occurred and provided further that such recoupment can be achieved within the Expense Limitation Agreement currently in effect and the Expense Limitation Agreement in place when the waiver/reimbursement occurred. This Expense Limitation Agreement may not be terminated by the Adviser prior to its expiration date, but the Board of Trustees may terminate such agreement at any time. The Expense Limitation Agreement terminates automatically upon the termination of the Advisory Agreement with the Adviser. Additional information pertaining to the Fund’s expense ratios as of August 31, 2020, can be found in the financial highlights.

The Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund and may be obtained by calling the same number as above. Please read it carefully before investing.

The Fund is distributed by Ultimus Fund Distributors, LLC, member FINRA/SIPC.

2

Investment Results (Unaudited) (continued)

Comparison of the Growth of a $10,000 Investment in the
Cornerstone Capital Access Impact Fund - Institutional Class
and the MSCI All Country World Index.

The chart above assumes an initial investment of $10,000 made on November 13, 2019 (commencement of operations) and held through August 31, 2020. THE FUND’S RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on the Fund’s distributions or the redemption of the Fund’s shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call (800) 986-6187. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC.

3

Portfolio Illustration (Unaudited)

August 31, 2020

The following chart gives a visual breakdown of the Fund’s holdings as a percentage of net assets.

(a)	Rounds to less than 0.005%

Availability of Portfolio Schedule (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov.

4

Cornerstone Capital Access Impact Fund
Schedule of Investments

August 31, 2020

	Shares	Fair Value
COMMON STOCKS — 98.87%
Argentina — 1.70%
Consumer Discretionary — 1.70%
MercadoLibre, Inc.(a)	110	$128,545

Australia — 0.60%
Health Care — 0.31%
CSL Ltd.	109	22,993

Technology — 0.29%
Atlassian Corp. PLC, Class A(a)	115	22,052
Total Australia		45,045

Austria — 0.33%
Industrials — 0.33%
Andritz AG	745	24,922

Belgium — 0.24%
Technology — 0.24%
Materialise NV - ADR(a)	440	17,890

Brazil — 0.51%
Consumer Staples — 0.30%
Raia Drogasil S.A.	1,139	22,581

Utilities — 0.21%
Cia de Saneamento de Minas Gerais S.A.	1,800	15,636
Total Brazil		38,217

Canada — 0.92%
Communications — 0.39%
Shopify, Inc., Class A(a)	28	29,859

Energy — 0.22%
Canadian Solar, Inc.(a)	510	16,570

Industrials — 0.20%
Stantec, Inc.	472	15,328

Technology — 0.11%
Sierra Wireless, Inc.(a)	645	7,998
Total Canada		69,755

See accompanying notes which are an integral part of these financial statements.	5

Cornerstone Capital Access Impact Fund
Schedule of Investments (continued)

August 31, 2020

	Shares	Fair Value
COMMON STOCKS — (continued)
Cayman Islands — 0.15%
Utilities — 0.15%
Consolidated Water Co. Ltd.	962	$11,573

China — 7.02%
Communications — 2.09%
Baidu, Inc. - ADR(a)	115	14,326
Tencent Holdings Ltd. - ADR	1,401	95,744
Tencent Holdings Ltd.	700	47,915
		157,985
Consumer Discretionary — 3.26%
Alibaba Group Holding Ltd. - ADR(a)	350	100,460
JD.com, Inc. - ADR(a)	309	24,300
Kandi Technologies Corp.(a)	1,110	7,470
Meituan Dianping(a)	2,674	88,188
Pinduoduo, Inc. - ADR(a)	290	25,792
		246,210
Energy — 0.58%
Daqo New Energy Corp. - ADR(a)	260	29,331
JinkoSolar Holding Co. Ltd. - ADR(a)	650	14,846
		44,177
Financials — 0.81%
ZhongAn Online P&C Insurance Co. Ltd.(a)	9,230	60,797

Technology — 0.28%
Yeahka Ltd.(a)	3,200	21,512
Total China		530,681

Denmark — 0.97%
Energy — 0.97%
Vestas Wind Systems A/S	324	49,262
Vestas Wind Systems A/S - ADR	480	24,178
Total Denmark		73,440

Finland — 0.12%
Industrials — 0.12%
Uponor Oyj	531	9,325

France — 3.38%
Consumer Staples — 0.58%
Danone S.A.	372	24,454
Danone S.A. - ADR	1,470	19,213
		43,667

6	See accompanying notes which are an integral part of these financial statements.

Cornerstone Capital Access Impact Fund
Schedule of Investments (continued)

August 31, 2020

	Shares	Fair Value
COMMON STOCKS — (continued)
France — (continued)
Industrials — 0.77%
Schneider Electric SE	467	$57,804

Technology — 0.22%
Dassault Systemes SE - ADR	90	16,990

Utilities — 1.81%
Suez Environnement S.A.	2,622	45,374
Veolia Environnement S.A.	3,798	91,528
		136,902
Total France		255,363

Germany — 1.61%
Communications — 0.23%
Deutsche Telekom AG - ADR	1,000	17,620

Consumer Discretionary — 0.58%
adidas AG(a)	144	43,740

Health Care — 0.19%
Siemens Healthineers AG - ADR	620	14,119

Industrials — 0.33%
Norma Group SE	780	25,181

Technology — 0.28%
Infineon Technologies AG - ADR	760	21,074
Total Germany		121,734

Hong Kong — 2.03%
Financials — 0.68%
AIA Group Ltd.	5,000	51,483

Utilities — 1.35%
Beijing Enterprises Water Group Ltd.(a)	64,000	25,186
China Everbright International Ltd.	44,000	26,570
China Water Affairs Group Ltd.	34,000	27,988
Guangdong Investment Ltd.(a)	14,000	21,858
		101,602
Total Hong Kong		153,085

See accompanying notes which are an integral part of these financial statements.	7

Cornerstone Capital Access Impact Fund
Schedule of Investments (continued)

August 31, 2020

	Shares	Fair Value
COMMON STOCKS — (continued)
India — 1.03%
Financials — 1.03%
HDFC Bank Ltd. - ADR(a)	1,575	$78,120

Indonesia — 0.60%
Financials — 0.60%
Bank Central Asia Tbk PT	21,000	45,141

Ireland — 0.84%
Industrials — 0.70%
Trane Technologies PLC	447	52,920

Technology — 0.14%
Seagate Technology PLC	215	10,318
Total Ireland		63,238

Israel — 0.29%
Energy — 0.29%
SolarEdge Technologies, Inc.(a)	100	22,115

Japan — 3.88%
Communications — 1.41%
SoftBank Corp. - ADR	775	23,979
Yahoo Japan Corp.	12,427	82,723
		106,702
Financials — 0.51%
SBI Holdings, Inc.	1,700	38,732

Industrials — 1.54%
Kurita Water Industries Ltd.	2,500	78,369
Recruit Holdings Co. Ltd.	1,000	38,014
		116,383
Technology — 0.42%
Kyocera Corp. - ADR	215	12,388
Tokyo Electron Ltd. - ADR	300	19,236
		31,624
Total Japan		293,441

Kenya — 0.28%
Communications — 0.28%
Safaricom Ltd.	75,288	20,795

8	See accompanying notes which are an integral part of these financial statements.

Cornerstone Capital Access Impact Fund
Schedule of Investments (continued)

August 31, 2020

	Shares	Fair Value
COMMON STOCKS — (continued)
Mexico — 0.43%
Materials — 0.43%
Orbia Advance Corp. SAB de CV	20,400	$32,773

Netherlands — 2.82%
Health Care — 0.20%
Koninklijke Philips N.V.	321	15,244

Industrials — 1.01%
Aalberts N.V.	1,069	40,352
Arcadis N.V.	1,584	36,378
		76,730
Technology — 1.61%
Adyen N.V.(a)	48	80,916
ASML Holding N.V.	108	40,497
		121,413
Total Netherlands		213,387

Norway — 0.31%
Industrials — 0.31%
Tomra Systems ASA	475	23,022

Singapore — 1.60%
Communications — 1.36%
Sea Ltd. - ADR(a)	670	102,383

Energy — 0.03%
Maxeon Solar Technologies Ltd.(a)	121	2,520

Real Estate — 0.12%
City Developments Ltd. - ADR	1,550	8,990

Utilities — 0.09%
SIIC Environment Holdings Ltd.	46,000	6,707
Total Singapore		120,600

South Africa — 0.34%
Financials — 0.34%
Discovery Ltd.	3,618	25,831

See accompanying notes which are an integral part of these financial statements.	9

Cornerstone Capital Access Impact Fund
Schedule of Investments (continued)

August 31, 2020

	Shares	Fair Value
COMMON STOCKS — (continued)
South Korea — 0.17%
Technology — 0.17%
LG Display Co., Ltd. - ADR	2,050	$12,649

Spain — 0.29%
Financials — 0.29%
Banco Bilbao Vizcaya Argentaria S.A.	7,402	21,662

Switzerland — 2.65%
Consumer Staples — 0.59%
Nestle S.A.	374	44,914

Financials — 0.17%
Swiss Reinsurance Co. Ltd. - ADR	620	12,518

Health Care — 1.18%
CRISPR Therapeutics AG(a)	170	15,888
Lonza Group AG	39	24,177
Roche Holding AG	140	48,892
		88,957
Industrials — 0.25%
ABB Ltd. - ADR	760	19,380

Technology — 0.46%
Garmin Ltd.	145	15,023
STMicroelectronics N.V.	650	19,663
		34,686
Total Switzerland		200,455

Taiwan Province of China — 1.60%
Technology — 1.60%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,524	120,777

United Kingdom — 5.35%
Consumer Discretionary — 0.95%
Bunzl PLC	1,575	50,980
Whitbread PLC	612	20,684
		71,664
Consumer Staples — 0.90%
Greggs PLC(a)	1,152	21,815
Unilever PLC	779	46,432
		68,247

10	See accompanying notes which are an integral part of these financial statements.

Cornerstone Capital Access Impact Fund
Schedule of Investments (continued)

August 31, 2020

	Shares	Fair Value
COMMON STOCKS — (continued)
United Kingdom — (continued)
Industrials — 1.89%
Costain Group PLC	19,609	$14,177
Ferguson PLC	289	28,488
Pentair PLC	1,812	81,794
Spirax-Sarco Engineering PLC	133	18,210
		142,669
Utilities — 1.61%
Pennon Group PLC	2,133	28,677
United Utilities Group PLC	8,384	93,131
		121,808
Total United Kingdom		404,388

United States — 56.81%
Communications — 6.13%
Alphabet, Inc., Class A(a)	48	78,217
Alphabet, Inc., Class C(a)	13	21,244
AT&T, Inc.	480	14,309
Booking Holdings, Inc.(a)	21	40,119
Facebook, Inc., Class A(a)	178	52,190
Pinterest, Inc.(a)	2,482	91,313
Snap, Inc., Class A(a)	2,233	50,443
Switch, Inc., Class A	640	11,008
Zillow Group, Inc., Class C(a)	1,212	103,942
		462,785
Consumer Discretionary — 3.07%
Amazon.com, Inc.(a)	21	72,470
Fortune Brands Home & Security, Inc.	607	51,036
Herman Miller, Inc.	320	7,625
Interface, Inc.	460	3,478
Steelcase, Inc., Class A	550	5,748
Tesla, Inc.(a)	160	79,731
Vail Resorts, Inc.	55	11,972
		232,060
Consumer Staples — 0.69%
Beyond Meat, Inc.(a)	120	16,302
Hain Celestial Group, Inc. (The)(a)	405	13,280
Natural Grocers by Vitamin Cottage, Inc.	545	6,387
United Natural Foods, Inc.(a)	900	16,245
		52,214

See accompanying notes which are an integral part of these financial statements.	11

Cornerstone Capital Access Impact Fund
Schedule of Investments (continued)

August 31, 2020

	Shares	Fair Value
COMMON STOCKS — (continued)
United States — (continued)
Energy — 1.61%
Ameresco, Inc., Class A(a)	470	$16,046
Enphase Energy, Inc.(a)	390	30,120
First Solar, Inc.(a)	260	19,913
SunPower Corp.(a)	970	10,854
Sunrun, Inc.(a)	550	31,105
TPI Composites, Inc.(a)	450	13,820
		121,858
Financials — 4.71%
Brookfield Renewable Corp.	307	15,642
Charles Schwab Corp. (The)	756	26,860
First Republic Bank	224	25,292
Horizon Technology Finance Corp.	450	5,418
Interactive Brokers Group, Inc., Class A	917	48,619
Intercontinental Exchange, Inc.	904	96,032
LendingClub Corp.(a)	6,429	34,267
LendingTree, Inc.(a)	277	85,576
Silvergate Capital Corp.(a)	1,204	17,976
		355,682
Health Care — 5.63%
Agilent Technologies, Inc.	457	45,892
Bluebird Bio, Inc.(a)	230	13,639
Danaher Corp.	345	71,232
Editas Medicine, Inc.(a)	340	11,978
Exact Sciences Corp.(a)	155	11,670
Gilead Sciences, Inc.	245	16,354
Illumina, Inc.(a)	50	17,861
Intellia Therapeutics, Inc.(a)	570	12,301
Invitae Corp.(a)	550	19,228
Moderna, Inc.(a)	650	42,178
Seattle Genetics, Inc.(a)	115	18,209
Teladoc Health, Inc.(a)	160	34,510
Thermo Fisher Scientific, Inc.	93	39,895
Translate Bio, Inc.(a)	740	10,427
UnitedHealth Group, Inc.	129	40,319
Vertex Pharmaceuticals, Inc.(a)	70	19,538
		425,231

12	See accompanying notes which are an integral part of these financial statements.

Cornerstone Capital Access Impact Fund
Schedule of Investments (continued)

August 31, 2020

	Shares	Fair Value
COMMON STOCKS — (continued)
United States — (continued)
Industrials — 7.12%
Acuity Brands, Inc.	100	$10,929
Advanced Energy Industries, Inc.(a)	180	13,342
Badger Meter, Inc.	130	8,020
Deere & Co.	271	56,926
Evoqua Water Technologies Corp.(a)	419	8,573
Granite Construction, Inc.	842	15,653
Ichor Holdings Ltd.(a)	260	6,542
IDEX Corp.	69	12,436
Itron, Inc.(a)	560	33,359
Lindsay Corp.	152	15,189
Mueller Water Products, Inc. - Series A	4,294	46,375
Rexnord Corp.	1,011	29,279
Roper Technologies, Inc.	112	47,844
Schnitzer Steel Industries, Inc., Class A	245	4,836
SPX Corp.(a)	1,102	46,097
Toro Co. (The)	300	22,584
Valmont Industries, Inc.	511	64,923
Where Food Comes From, Inc.(a)	2,300	3,910
Xylem, Inc.	1,136	91,084
		537,901
Materials — 0.23%
Trex Co., Inc.(a)	115	17,191

Real Estate — 1.69%
Alexandria Real Estate Equities, Inc.	110	18,522
Crown Castle International Corp.	110	17,958
CyrusOne, Inc.	200	16,706
Digital Realty Trust, Inc.	120	18,677
Equinix, Inc.	25	19,744
Hannon Armstrong Sustainable Infrastructure, Inc.	265	11,252
Iron Mountain, Inc.	385	11,585
QTS Realty Trust, Inc., Class A	200	13,564
		128,008
Technology — 24.10%
Adobe Systems, Inc.(a)	84	43,125
Akamai Technologies, Inc.(a)	140	16,300
Analog Devices, Inc.	170	19,870
ANSYS, Inc.(a)	55	18,646

See accompanying notes which are an integral part of these financial statements.	13

Cornerstone Capital Access Impact Fund
Schedule of Investments (continued)

August 31, 2020

	Shares	Fair Value
COMMON STOCKS — (continued)
United States — (continued)
Technology — (continued)
Apple, Inc.	992	$128,008
Applied Materials, Inc.	350	21,560
Arista Networks, Inc.(a)	70	15,642
Autodesk, Inc.(a)	90	22,113
Box, Inc., Class A(a)	560	10,993
Brooks Automation, Inc.	300	15,489
Cadence Design Systems, Inc.(a)	200	22,182
Cloudera, Inc.(a)	860	11,361
Cree, Inc.(a)	210	13,251
DocuSign, Inc.(a)	182	40,586
Extreme Networks, Inc.(a)	1,060	4,632
Fortinet, Inc.(a)	125	16,501
Guidewire Software, Inc.(a)	297	33,356
International Business Machines Corp.	190	23,429
Intuit, Inc.	159	54,917
Lam Research Corp.	50	16,817
Lumentum Holdings, Inc.(a)	150	12,900
Marvell Technology Group Ltd.	550	21,329
MasterCard, Inc., Class A	122	43,699
Microchip Technology, Inc.	150	16,455
Micron Technology, Inc.(a)	300	13,653
Microsoft Corp.	373	84,123
Monolithic Power Systems, Inc.	80	21,370
NVIDIA Corp.	121	64,733
Omnicell, Inc.(a)	135	9,002
Oracle Corp.	280	16,022
Palo Alto Networks, Inc.(a)	65	16,732
PayPal Holdings, Inc.(a)	316	64,508
Power Integrations, Inc.	200	11,194
Proofpoint, Inc.(a)	110	12,064
Pure Storage, Inc., Class A(a)	640	9,766
QUALCOMM, Inc.	200	23,820
salesforce.com, Inc.(a)	120	32,718
Skyworks Solutions, Inc.	125	18,106
Slack Technologies, Inc., Class A(a)	850	27,914
Splunk, Inc.(a)	385	84,441
Square, Inc., Class A(a)	2,194	350,075
Teradyne, Inc.	195	16,569
Texas Instruments, Inc.	364	51,743
TransUnion	313	27,143
Twilio, Inc., Class A(a)	194	52,333

14	See accompanying notes which are an integral part of these financial statements.

Cornerstone Capital Access Impact Fund
Schedule of Investments (continued)

August 31, 2020

	Shares	Fair Value
COMMON STOCKS — (continued)
United States — (continued)
Technology — (continued)
Ultra Clean Holdings, Inc.(a)	370	$9,072
Universal Display Corp.	90	15,795
Verisk Analytics, Inc.	110	20,534
Visa, Inc., Class A	208	44,094
Workday, Inc., Class A(a)	151	36,196
Xperi Corp.	700	8,771
Zendesk, Inc.(a)	100	9,638
Zscaler, Inc.(a)	176	25,228
		1,820,518
Utilities — 1.83%
California Water Service Group	200	9,068
Essential Utilities, Inc.	1,452	61,710
Middlesex Water Co.	140	8,978
Ormat Technologies, Inc.	135	8,217
PICO Holdings, Inc.(a)	3,101	27,568
SJW Group	369	23,074
		138,615
Total United States		4,292,063

Total Common Stocks (Cost $5,649,234)		7,470,032

MONEY MARKET FUNDS — 1.13%
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Class, 0.02%(b)	85,072	85,072
Total Money Market Funds (Cost $85,072)		85,072

Total Investments — 100.00% (Cost $5,734,306)		7,555,104

Other Assets in Excess of Liabilities — 0.00%(c)		189

NET ASSETS — 100.00%		$7,555,293

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of August 31, 2020.
(c)	Rounds to less than 0.005%

See accompanying notes which are an integral part of these financial statements.	15

Cornerstone Capital Access Impact Fund
Statement of Assets and Liabilities

August 31, 2020

Assets
Investments in securities, at fair value (cost $5,734,306)	$7,555,104
Foreign currencies, at value (cost $878)	876
Cash	567
Receivable for fund shares sold	100
Receivable for investments sold	23,185
Dividends receivable	3,445
Tax reclaims receivable	1,080
Deferred offering cost	10,532
Receivable from Administrator	7,979
Receivable from Adviser	21,859
Prepaid expenses	6,450
Total Assets	7,631,177
Liabilities
Payable for investments purchased	37,994
Payable to auditors	16,650
Payable to Administrator	8,301
Other accrued expenses	12,939
Total Liabilities	75,884
Net Assets	$7,555,293
Net Assets consist of:
Paid-in capital	$5,633,589
Accumulated earnings	1,921,704
Net Assets	$7,555,293
Institutional Shares:
Shares outstanding (unlimited number of shares authorized, no par value)	559,011
Net asset value, offering and redemption price per share	$13.52

16	See accompanying notes which are an integral part of these financial statements.

Cornerstone Capital Access Impact Fund
Statement of Operations

For the period ended August 31, 2020(a)

Investment Income
Dividend income (net of foreign taxes withheld of $4,173)	$52,495
Total investment income	52,495
Expenses
Organizational	53,222
Adviser	46,172
Offering	41,101
Fund accounting	38,853
Custodian	38,797
Legal	33,083
Audit and tax	19,650
Administration	19,200
Trustee	11,225
Transfer agent	11,100
Compliance services	9,600
Pricing	8,921
Report printing	5,585
Insurance	1,510
Registration	1,418
Miscellaneous	22,835
Total expenses	362,272
Fees contractually waived and expenses reimbursed by Adviser	(299,891)
Net operating expenses	62,381
Net investment loss	(9,886)
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investment securities	126,763
Foreign currency translations	(16,011)
Change in unrealized appreciation on:
Investment securities	1,820,798
Foreign currency translations	40
Net realized and change in unrealized gain (loss) on investment securities and foreign currency translations	1,931,590
Net increase in net assets resulting from operations	$1,921,704

(a)	For the period November 13, 2019 (commencement of operations) to August 31, 2020.

See accompanying notes which are an integral part of these financial statements.	17

Cornerstone Capital Access Impact Fund
Statement of Changes in Net Assets

For the Period Ended August 31, 2020(a)
Increase (Decrease) in Net Assets due to:
Operations
Net investment loss	$(9,886)
Net realized gain on investment securities and foreign currency translations	110,752
Change in unrealized appreciation on investment securities and foreign currency translations	1,820,838
Net increase in net assets resulting from operations	1,921,704
Capital Transactions – Institutional Class
Proceeds from shares sold	5,633,649
Amount paid for shares redeemed	(60)
Net increase in net assets resulting from capital transactions	5,633,589
Total Increase in Net Assets	7,555,293
Net Assets
Beginning of period	$—
End of period	$7,555,293
Share Transactions – Institutional Class
Shares sold	559,017
Shares redeemed	(6)
Net increase in shares outstanding	559,011

(a)	For the period November 13, 2019 (commencement of operations) to August 31, 2020.

18	See accompanying notes which are an integral part of these financial statements.

Cornerstone Capital Access Impact Fund – Institutional Class
Financial Highlights

(For a share outstanding during the period)

	For the Period Ended August 31, 2020(a)
Selected Per Share Data:
Net asset value, beginning of period	$10.00
Investment operations:
Net investment loss	(0.02)
Net realized and unrealized gain on investments	3.54
Total from investment operations	3.52
Net asset value, end of period	$13.52
Total Return(b)	35.20	%(c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$7,555
Ratio of expenses to average net assets before waiver and reimbursement	7.84	%(d)
Ratio of expenses to average net assets after waiver and reimbursement	1.35	%(d)
Ratio of net investment loss to average net assets	(0.21	)%(d)
Portfolio turnover rate	28	%(c)

(a)	For the period November 13, 2019 (commencement of operations) to August 31, 2020.
(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.	19

Cornerstone Capital Access Impact Fund
Notes to the Financial Statements

August 31, 2020

NOTE 1. ORGANIZATION

The Cornerstone Capital Access Impact Fund (the “Fund”) was organized as a diversified series of Capitol Series Trust (the “Trust”) on September 9, 2019. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated September 18, 2013 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board. The Fund’s investment adviser is Cornerstone Capital Inc. (the “Adviser”). The investment objective of the Fund is to seek long-term capital appreciation.

The Fund currently offers one class of shares, Institutional Shares. Each share represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such dividends and distributions out of income belonging to the Fund as are declared by the Board.

The Fund’s portfolio is currently managed by the Adviser and four independent investment management firms (the “Sub-Advisers”), and each invests a portion of the portfolio’s assets. As of August 31, 2020, Ark Investment Management, LLC, Green Alpha Advisors, LLC, KBI Global Investors (North America) Ltd. and Schroder Investment Management North America, Inc. managed approximately 34%, 26%, 19% and 21% of the portfolio, respectively.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Foreign Currency Translation – The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund

20

Cornerstone Capital Access Impact Fund
Notes to the Financial Statements (continued)

August 31, 2020

does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the unrealized gain or loss from investments.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned.

The Fund recognizes tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous year end and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period November 13, 2019 (commencement of operations) to August 31, 2020, the Fund did not incur any interest or penalties.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – Throughout the reporting period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, security transactions are accounted for on trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income, less foreign taxes withheld, is recorded on the ex-dividend date. Withholding taxes on foreign dividends and foreign capital gain taxes have been provided for in accordance with the Fund’s understanding of the applicable country’s tax codes and regulations. Dividend income from real estate investment trusts (REITs) and distributions from limited

21

Cornerstone Capital Access Impact Fund
Notes to the Financial Statements (continued)

August 31, 2020

partnerships are recognized on the ex-date and included in dividend income. The calendar year-end classification of distributions received from REITs, which may include return of capital, during the fiscal year are reported subsequent to year end; accordingly, the Fund estimates the character of REIT distributions based on the most recent information available. Income or loss from limited partnerships is reclassified among the components of net assets upon receipt of K-1’s.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund. For the period November 13, 2019 (commencement of operations) to August 31, 2020, the Fund did not have any reclassifications of net assets.

Organization and Offering Costs – The Adviser advanced some of the Fund’s organization and initial offering costs and was subsequently reimbursed by the Fund. Costs of $51,633 incurred in connection with the offering and initial registration of the Fund have been deferred and are being amortized on a straight-line basis over the first twelve months after commencement of operations. There were $10,532 in unamortized offering costs remaining as of August 31, 2020. Costs of $53,222 incurred in connection with the organization of the Fund were expensed as incurred.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in

22

Cornerstone Capital Access Impact Fund
Notes to the Financial Statements (continued)

August 31, 2020

pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●

Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In computing the NAV of the Fund, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Board approved policies, the Fund relies on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities, including exchange-traded funds, exchange-traded notes, closed-end funds and preferred stocks, traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the pricing service of the funds and are generally categorized as Level 1 securities. Debt securities are valued using evaluated prices furnished by a pricing vendor selected by the Board and are generally classified as Level 2 securities.

In the event that market quotations are not readily available, the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or certain restricted or illiquid securities are being valued, such

23

Cornerstone Capital Access Impact Fund
Notes to the Financial Statements (continued)

August 31, 2020

securities are valued as determined in good faith by the Trust’s Valuation Committee, based on recommendations from a pricing committee comprised of certain officers of the Trust, certain employees of the Fund’s administrator, and representatives of the Adviser (together the “Pricing Review Committee”). These securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

In accordance with the Trust’s Portfolio Valuation Procedures, the Pricing Review Committee, in making its recommendations with the Adviser’s participation, is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued pursuant to the Trust’s Fair Value Guidelines would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in accordance with the Trust’s Portfolio Valuation Procedures, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or other data calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2020:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$7,470,032	$—	$—	$7,470,032
Money Market Funds	85,072	—	—	85,072
Total	$7,555,104	$—	$—	$7,555,104

(a)	Refer to Schedule of Investments for sector classifications.

The Fund did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. ADVISER FEES AND OTHER TRANSACTIONS

Under the terms of the investment advisory agreement (the “Agreement”), the Adviser manages the Fund’s investments subject to approval of the Board. The Adviser has entered into sub-advisory agreements with the Sub-Advisers, each of which manages a portion of

24

Cornerstone Capital Access Impact Fund
Notes to the Financial Statements (continued)

August 31, 2020

the assets of the Fund. The Adviser compensates each Sub-Adviser to manage their portion of the Fund’s assets. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the Fund’s average daily net assets. The sub-advisory fee paid to each sub-adviser is calculated as a percentage of the Fund’s average daily net assets, managed by each sub-adviser, and is paid by the Adviser. For the period November 13, 2019 (commencement of operations) to August 31, 2020, the Adviser earned fees of $46,172 from the Fund. At August 31, 2020, the Adviser owed the Fund $21,859 pursuant to the expense limitation agreement described below.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business; (v) dividend expenses on short sales; and (vi) indirect expenses such as acquired fund fees and expenses) and expenses) do not exceed 1.35% of the Fund’s average daily net assets through December 31, 2022 (“Expense Limitation”). During any fiscal year that the Expense Limitation between the Adviser and the Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement took effect and provided further that such recoupment can be achieved within the Expense Limitation currently in effect and the Expense Limitation in place when the waiver/reimbursement occurred. This expense cap agreement may be terminated by the Board at any time. As of August 31, 2020, the Adviser may seek repayment of investment advisory fee waivers and expense reimbursements in the amount as follows:

Recoverable through
August 31, 2023	$299,891

The Trust retains Ultimus Fund Solutions, LLC (the “Administrator”) to provide the Fund with administration, compliance, fund accounting and transfer agent services, including all regulatory reporting. For the period November 13, 2019 (commencement of operations) to August 31, 2020, the Administrator earned fees of $19,200 for administration services, $9,600 for compliance services, $38,853 for fund accounting services, and $11,100 for transfer agent services. At August 31, 2020, the Fund owed the Administrator $8,301 for such services.

The Board supervises the business activities of the Trust. Each Trustee serves as a Trustee for the lifetime of the Trust or until the earlier of his or her retirement as a Trustee at age 78 (which may be extended for up to two years in an emeritus non-voting capacity at the pleasure and request of the Board), or until he/she dies, resigns, or is removed, whichever is sooner. “Independent Trustees,” meaning those Trustees who are not “interested persons” of

25

Cornerstone Capital Access Impact Fund
Notes to the Financial Statements (continued)

August 31, 2020

the Trust, as defined in the Investment Company Act of 1940 (“1940 Act”), as amended, has received an annual retainer of $500 per Fund and $500 per Fund for each quarterly in-person Board meeting. Effective January 1, 2020, the annual retainer increased to $1,000 per Fund. In addition, each Independent Trustee may be compensated for preparation related to and participation in any special meetings of the Board and/or any Committee of the Board, with such compensation determined on a case-by-case basis based on the length and complexity of the meeting. The Trust also reimburses Trustees for out-of-pocket expense incurred in conjunction with attendance at Board meetings.

The officers and one trustee of the Trust are employees of the Administrator. Ultimus Fund Distributors, LLC (the “Distributor”) acts as the principal distributor of the Fund’s shares. The Distributor is a wholly-owned subsidiaries of the Administrator.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the period November 13, 2019 (commencement of operations) to August 31, 2020, purchases and sales of investment securities, other than short-term investments, were $7,102,494 and $1,578,852, respectively.

There were no purchases or sales of long-term U.S. government obligations during the period November 13, 2019 (commencement of operations) to August 31, 2020.

NOTE 6. FEDERAL TAX INFORMATION

At August 31, 2020, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes was as follows:

Gross unrealized appreciation	$2,016,226
Gross unrealized depreciation	(210,234)
Net unrealized appreciation on investments	$1,805,992
Tax cost of investments	$5,749,112

At August 31, 2020, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$115,408
Undistributed long-term capital gains	264
Unrealized appreciation on investments	1,806,032
Total accumulated earnings	$1,921,704

26

Cornerstone Capital Access Impact Fund
Notes to the Financial Statements (continued)

August 31, 2020

NOTE 7. SECTOR RISK

If the Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of August 31, 2020, the Fund had 29.92% of the value of their net assets invested in securities within the Technology sector.

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 9. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure, other than the item below.

On October 22, 2020, the Board approved the liquidation of the Fund as being in the best interest of the Fund and its shareholders. It is anticipated that all outstanding shares of the Fund will be redeemed and will discontinue all operations on or about December 3, 2020. Shares of the Fund are no longer available for purchase as of the close of business on October 27, 2020.

27

Cornerstone Capital Access Impact Fund
Notes to the Financial Statements (continued)

August 31, 2020

NOTE 10. LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

The Fund has adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The Program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources. The Board approved the appointment of the Liquidity Administrator Committee, comprising certain Trust officers and employees of the Adviser. The Liquidity Administrator Committee maintains Program oversight and reports to the Board on at least an annual basis regarding the Program’s operational effectiveness through a written report (the “Report”). The Program’s initial Report, which was presented to the Board for consideration at its meeting held on September 8, 2020, outlined the operation of the Program and the adequacy and effectiveness of the Program’s implementation. During the review period, the Fund did not experience unusual stress or disruption to its operations related to purchase and redemption activity. Also, during the review period the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. The Report concluded that the Program is reasonably designed to prevent violation of the Liquidity Rule and has been effectively implemented.

28

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Trustees of Cornerstone Capital Access Impact Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Cornerstone Capital Access Impact Fund (the “Fund”) (one of the funds constituting Capitol Series Trust (the “Trust”)), including the schedule of investments, as of August 31, 2020, and the related statement of operations, statement of changes in net assets, and the financial highlights for the period from November 13, 2019 (commencement of operations) through August 31, 2020 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Capitol Series Trust) at August 31, 2020, the results of its operations, the changes in its net assets, and its financial highlights for the period from November 13, 2019 (commencement of operations) through August 31, 2020, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of Trust’s internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2020, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles

29

Report of Independent Registered Public Accounting Firm (continued)

used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Capitol Series Trust investment companies since 2017.

Cincinnati, Ohio
October 27, 2020

30

Summary of Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2020 through August 31, 2020.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

		Beginning Account Value March 1, 2020	Ending Account Value August 31, 2020	Expenses Paid During Period(a)	Annualized Expense Ratio
Cornerstone Capital Access Impact Fund
Institutional Class	Actual	$ 1,000.00	$ 1,324.20	$ 7.89	1.35%

	Hypothetical(b)	$ 1,000.00	$ 1,018.35	$ 6.85	1.35%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).
(b)	Hypothetical assumes 5% annual return before expenses.

31

Trustees and Officers (Unaudited)

The Board supervises the business activities of the Trust and is responsible for protecting the interests of shareholders. The Chairman of the Board is Walter B. Grimm, who is an Independent Trustee of the Trust.

Each Trustee serves as a Trustee for the lifetime of the Trust or until the earlier of his or her retirement as a Trustee at age 78, death, resignation or removal. Officers are re-elected annually by the Board. The address of each Trustee and officer is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

As of the date of this report, the Trustees oversee the operations of 14 series.

Interested Trustee Background. The following table provides information regarding the Interested Trustee.

Name, (Age), Position with Trust, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Robert G. Dorsey* Birth Year: 1957 TRUSTEE Began Serving: March 2017

Principal Occupation(s): Vice Chairman of Ultimus Fund Solutions, LLC and its subsidiaries, except as otherwise noted for the FINRA-regulated broker-dealer entities (February 2019 to present); Interested Trustee of Ultimus Managers Trust (February 2012 to present).

Previous Position(s): Managing Director and Co-Chief Executive Officer of Ultimus Fund Solutions, LLC (1999 to February 2019); President of Ultimus Fund Distributors, LLC (1999 to 2018); President of Ultimus Managers Trust (February 2012 to October 2013).

*

Mr. Dorsey is considered an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act because of his relationship with the Trust’s administrator, transfer agent, and distributors.

Independent Trustee Background. The following table provides information regarding the Independent Trustees.

Name, (Age), Position with Trust, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
John C. Davis Birth Year: 1952 TRUSTEE Began Serving: July 2018

Principal Occupations(s): Consultant (government services) since May 2011.

Previous Position(s): Retired Partner of PricewaterhouseCoopers LLP (1974-2010); Consultant, Board of Trustees of Ultimus Managers Trust (2016 to 2019) and Former Trustee of Ultimus Managers Trust (2012 to 2016).

32

Trustees and Officers (Unaudited) (continued)

Name, (Age), Position with Trust, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Walter B. Grimm Birth Year: 1945 TRUSTEE AND CHAIR Began Serving: November 2013

Principal Occupations(s): President, Leigh Management Group, LLC (consulting firm) (October 2005 to present); and President, Leigh Investments, Inc. (1988 to present).

Previous Position(s): Chief Financial Officer, East West Private, LLC (consulting firm) (2009 to 2013).

Lori Kaiser Birth Year: 1963 TRUSTEE Began Serving: July 2018	Principal Occupations(s): Founder and CEO, Kaiser Consulting since 1992.
Janet Smith Meeks Birth Year: 1955 TRUSTEE Began Serving: July 2018

Principal Occupations(s): Co-Founder and CEO, Healthcare Alignment Advisors, LLC (consulting company) since August 2015.

Previous Position(s): President and Chief Operating Officer, Mount Carmel St. Ann’s Hospital (2006 to 2015).

Mary M. Morrow Birth Year: 1958 TRUSTEE Began Serving: November 2013

Principal Occupations(s): Chief Operating Officer, Dignity Health Managed Services Organization (October 2018 to present).

Previous Position(s): Consultant (managed care services) (April 2018 to September 2018); Chief Operating Officer, Pennsylvania Health and Wellness (fully owned subsidiary of Centene Corporation) (November 2016 to April 2018); Vice President, Strategic Initiatives, Gateway Heath (January 2015 to November 2016); Consulting Practice Manager, DST Health Solutions (August 2010 to January 2015).

Officers. The following table provides information regarding the Officers.

Name, (Age), Position with Trust, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Matthew J. Miller Birth Year: 1976 PRESIDENT and CHIEF EXECUTIVE OFFICER Began Serving: September 2013 (as VP); September 2018 (as President)

Principal Occupation(s): Assistant Vice President, Relationship Management, Ultimus Fund Solutions, LLC (December 2015 to present); Vice President, Valued Advisers Trust (December 2011 to present).

Previous Position(s): Vice President, Relationship Management, Huntington Asset Services, Inc. (n/k/a Ultimus Asset Services, LLC) (2008 to December 2015).

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Trustees and Officers (Unaudited) (continued)

Name, (Age), Position with Trust, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Zachary P. Richmond Birth Year: 1980 TREASURER AND CHIEF FINANCIAL OFFICER Began Serving: August 2014

Principal Occupation(s): Vice President, Director of Financial Administration for Ultimus Fund Solutions, LLC (February 2019 to present).

Previous Position(s): Assistant Vice President, Associate Director of Financial Administration for Ultimus Fund Solutions, LLC (December 2015 to February 2019); Manager, Fund Administration, Huntington Asset Services, Inc. (January 2011 to December 2015).

Martin R. Dean Birth Year: 1963 CHIEF COMPLIANCE OFFICER Began Serving: May 2019

Principal Occupation(s): Senior Vice President, Head of Fund Compliance, Ultimus Fund Solutions, LLC (January 2016 to present); Chief Compliance Officer, First Western Funds Trust (since April 2016); Chief Compliance Officer, Cross Shore Discovery Fund (since June 2016); Chief Compliance Officer, FSI Low Beta Absolute Return Fund (since November 2016); Chief Compliance Officer, Peachtree Alternative Strategies Fund (since January 2017); and Chief Compliance Officer, Dupree Mutual Funds (since August 2017).

Previous Position(s): Senior Vice President and Compliance Group Manager, Huntington Asset Services, Inc. (July 2013 to December 2015).

Matthew J. Beck Birth Year: 1988 SECRETARY Began Serving: September 2018

Principal Occupation(s): Senior Attorney, Ultimus Fund Solutions, LLC (May 2018 to present).

Previous Position(s): Chief Compliance Officer, OBP Capital, LLC (May 2015 to May 2018); Secretary, Aspiration Funds (March 2015 to May 2018); Secretary, Starboard Investment Trust (September 2014 to May 2018); Secretary, Leeward Investment Trust (September 2014 to May 2018); Secretary, Hillman Capital Management Investment Trust (September 2014 to May 2018); Secretary, Spinnaker ETF Series (September 2014 to May 2018); Vice President and General Counsel, The Nottingham Company (July 2014 to May 2018).

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FACTS	WHAT DOES CORNERSTONE CAPITAL ACCESS IMPACT FUND (THE “FUND”) DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■ Social Security number

■ account balances and account transactions

■ transaction or loss history and purchase history

■ checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes
For our marketing purposes— to offer our products and services to you	No
For joint marketing with other financial companies	No
For our affiliates’ everyday business purposes— information about your transactions and experiences	No
For our affiliates’ everyday business purposes— information about your creditworthiness	No
For nonaffiliates to market to you	No

Questions?	Call (800) 986-6187

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Who we are
Who is providing this notice?	Cornerstone Capital Access Impact Fund Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does the Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Fund collect my personal information?

We collect your personal information, for example, when you

■ open an account or deposit money

■ buy securities from us or sell securities to us

■ make deposits or withdrawals from your account or provide account information

■ give us your account information

■ make a wire transfer

■ tell us who receives the money

■ tell us where to send the money

■ show your government-issued ID

■ show your driver’s license

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■ sharing for affiliates’ everyday business purposes—information about your creditworthiness

■ affiliates from using your information to market to you

■ sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Cornerstone Capital, Inc., the investment adviser to the Fund, could be deemed to be an affiliate.
Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

■ The Fund does not share your personal information with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The Fund doesn’t jointly market.

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Other Information

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the trustees and is available without charge, upon request. You may call toll-free at (800) 986-6187 to request a copy of the SAI or to make shareholder inquiries.

Proxy Voting (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (800) 986-6187 and (2) in Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Walter B. Grimm, Chairman

John C. Davis

Robert G. Dorsey

Lori Kaiser

Janet Smith Meeks

Mary M. Morrow

OFFICERS

Matthew J. Miller, Chief Executive Officer and President

Zachary P. Richmond, Chief Financial Officer and Treasurer

Martin R. Dean, Chief Compliance Officer

Matthew J. Beck, Secretary

INVESTMENT ADVISER

Cornerstone Capital, Inc.

550 Fifth Avenue, 11th Floor

New York, NY 10036

DISTRIBUTOR

Ultimus Fund Distributors, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

221 East 4th Street, Suite 2900

Cincinnati, OH 45202

LEGAL COUNSEL

Bernstein Shur

100 Middle Street, 6th Floor

Portland, ME 04104

CUSTODIAN

Huntington National Bank

41 South High Street

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC

Member FINRA/SIPC

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant’s code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a)(1) The registrant’s Board of Trustees has determined that the registrant has at least two audit committee financial experts serving on its audit committee.

(a)(2) The audit committee financial experts are Lori Kaiser and John C. Davis, who are both “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees billed to the registrant by its principal accountants for the two most recent fiscal years:

Preserver Alternative Opportunities Fund:	FY 2020	$15,000
	FY 2019	$21,000

Hedeker Strategic Appreciation Fund:	FY 2020	$14,000
	FY 2019	$19,500

Cornerstone Capital Access Impact Fund:	FY 2020	$12,950

(b) Audit-Related Fees billed to the registrant by its principal accountants for the two most recent fiscal years:

Preserver Alternative Opportunities Fund:	FY 2020	$0
	FY 2019	$0

Hedeker Strategic Appreciation Fund:	FY 2020	$0
	FY 2019	$0

Cornerstone Capital Access Impact Fund:	FY 2020	$0

c) Tax Fees billed to the registrant by its principal accountants for the two most recent fiscal years:

Preserver Alternative Opportunities Fund:	FY 2020	$3,700
	FY 2019	$5,150

Hedeker Strategic Appreciation Fund:	FY 2020	$3,700
	FY 2019	$5,150

Cornerstone Capital Access Impact Fund:	FY 2020	$3,700

Nature of the fees: Preparation of the 1120 RIC and Excise review

(d) All other fees billed to the registrant by its principal accountants for the two most recent fiscal years:

Preserver Alternative Opportunities Fund:	FY 2020	$0
	FY 2019	$0

Hedeker Strategic Appreciation Fund:	FY 2020	$0
	FY 2019	$0

Cornerstone Capital Access Impact Fund:	FY 2020	$0

(e)(1)	Audit Committee’s Pre-Approval Policies

The Audit Committee Charter requires the Audit Committee to be responsible for the selection, retention or termination of auditors and, in connection therewith, to (i) evaluate the proposed fees and other compensation, if any, to be paid to the auditors, (ii) evaluate the independence of the auditors, (iii) pre-approve all audit services and, when appropriate, any non-audit services provided by the independent auditors to the Trust, (iv) pre-approve, when appropriate, any non-audit services provided by the independent auditors to the Trust's investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser and that provides ongoing services to the Trust if the engagement relates directly to the operations and financial reporting of the Trust, and (v) receive the auditors’ specific representations as to their independence;

(2) All of the services described in paragraphs (b) through (d) of Item 4 were pre-approved by the Audit Committee.

(f)        During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)        The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

	Registrant	Adviser
FY 2020	$11,100	$0
FY 2019	$10,300	$0

(h) Not applicable. The auditor performed no services for the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

Item 5. Audit Committee of Listed Registrants.

NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments.

Schedules filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The guidelines applicable to shareholders desiring to submit recommendations for nominees to the Registrant's board of trustees are contained in the statement of additional information of the Trust with respect to the Fund(s) for which this Form N-CSR is being filed.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Code is filed herewith.

(a)(2)	Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not applicable.

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Capitol Series Trust

By (Signature and Title)		/s/ Matthew J. Miller
Matthew J. Miller, Chief Executive Officer and President

Date:	10/29/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ Matthew J. Miller
Matthew J. Miller, Chief Executive Officer and President

Date:	10/29/2020

By (Signature and Title)		/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer and Chief Financial Officer

Date	10/29/2020